Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	ChinaCache International Holdings Ltd.
Entity Central Index Key	0001498576
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	364,813,932
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 62,368	392,535	592,706
Accounts receivable (net of allowance for doubtful accounts of RMB3,762 and RMB2,809 (US$446) as of December 31, 2010 and 2011, respectively)	24,820	156,215	107,690
Prepaid expenses and other current assets	3,720	23,412	12,512
Deferred tax assets	929	5,845	4,319
Amounts due from related parties			59,002
Total current assets	91,837	578,007	776,229
Non-current assets:
Property and equipment, net	24,612	154,903	170,451
Acquired intangible assets, net			555
Goodwill			16,989
Long term investment	1,452	9,136
Available-for-sale investments	15,774	99,280
Deferred tax assets	437	2,750	2,368
Long-term deposits	466	2,932	2,872
Total non-current assets	42,741	269,001	193,235
TOTAL ASSETS	134,578	847,008	969,464
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB51,483 and RMB56,531 (US$8,982) as of December 31, 2010 and 2011, respectively)	9,472	59,618	54,188
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to ChinaCache. International Holdings Ltd. of RMB17,908 and RMB23,108 (US$3,672) as of December 31, 2010 and 2011, respectively)	4,842	30,478	24,581
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB61,107 and RMB44,409 (US$7,056) as of December 31, 2010 and 2011, respectively)	9,784	61,565	70,885
Income tax payable (including income taxes payable of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB29,214 and RMB13,760 (US$2,186) as of December 31, 2010 and 2011, respectively)	2,566	16,150	30,851
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB22,005 and RMB2,419 (US$384) as of December 31, 2010 and 2011, respectively)	984	6,193	25,096
Deferred tax liabilities (including deferred tax liabilities of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB134 and nil as of December 31, 2010 and 2011, respectively)			134
Dividend payable (including dividend payable of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB130 and RMB130 (US$21) as of December 31, 2010 and 2011, respectively)	21	130	130
Amounts due to related parties	3	18	66,468
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB7,456 and RMB5,347 (US$850) as of December 31, 2010 and 2011, respectively)	850	5,347	7,456
Total current liabilities	28,522	179,499	279,789
Non-current liabilities:
Amounts due to related parties			6,403
Deferred tax liabilities (including deferred tax liabilities of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB5 and nil as of December 31, 2010 and 2011, respectively)			5
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to ChinaCache International Holdings Ltd. of RMB4,428 and nil as of December 31, 2010 and 2011, respectively)			4,428
Total non-current liabilities			10,836
Total liabilities	28,522	179,499	290,625
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 385,843,484 and 379,581,708 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	43	274	270
Additional paid-in capital	190,781	1,200,757	1,169,786
Treasury stock	(10,110)	(63,631)
Statutory reserves	211	1,326	1,326
Accumulated deficit	(75,159)	(473,041)	(493,504)
Accumulated other comprehensive income	290	1,824	961
Total shareholders' equity	106,056	667,509	678,839
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 134,578	847,008	969,464

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) USD ($)	Dec. 31, 2011 Consolidated Variable Interest Entity (VIEs) CNY	Dec. 31, 2010 Consolidated Variable Interest Entity (VIEs) CNY
Accounts payable	$ 9,472	59,618		54,188	$ 8,982	56,531	51,483
Accrued employee benefits	4,842	30,478		24,581	3,672	23,108	17,908
Accrued expenses and other payables	9,784	61,565		70,885	7,056	44,409	61,107
Income tax payable	2,566	16,150		30,851	2,186	13,760	29,214
Liabilities for uncertain tax positions	984	6,193		25,096	384	2,419	22,005
Deferred tax liabilities				134		0	134
Dividend payable	21	130		130	21	130	130
Current portion of capital lease obligations	850	5,347		7,456	850	5,347	7,456
Deferred tax liabilities				5		0	5
Non-current portion of capital lease obligations				4,428		0	4,428
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 446	2,809		3,762
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	379,581,708	379,581,708	385,843,484	385,843,484
Ordinary shares, shares outstanding (in shares)	379,581,708	379,581,708	385,843,484	385,843,484

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues	$ 98,257	618,422	395,057	259,930
Cost of revenues	(68,755)	(432,736)	(275,455)	(196,410)
Gross profit	29,502	185,686	119,602	63,520
Sales and marketing expenses	(11,446)	(72,040)	(73,125)	(36,775)
General and administrative expenses	(9,105)	(57,308)	(45,037)	(25,023)
Research and development expenses	(6,507)	(40,952)	(28,692)	(16,639)
Post-acquisition settlement consideration	(1,137)	(7,158)	(37,858)
Operating loss (income)	1,307	8,228	(65,110)	(14,917)
Interest income	355	2,233	487	81
Interest expense	(199)	(1,254)	(664)	(13,060)
Other income (expenses)	(821)	(5,165)	3,007	472
Foreign exchange loss	(701)	(4,411)	(4,963)	(661)
Loss from continuing operations before income taxes	(59)	(369)	(67,243)	(28,085)
Income tax benefit (expense)	(1,771)	(11,145)	10,904	(1,818)
Net loss from continuing operations	(1,830)	(11,514)	(56,339)	(29,903)
(Loss) income from discontinued operations	5,081	31,977	592	(9,264)
Net (loss) income	3,251	20,463	(55,747)	(39,167)
Accretion of redeemable convertible preferred shares to redemption value			(47,058)	(36,427)
Effect of foreign exchange rate movement on redeemable convertible preferred shares			10,585	350
Net (loss) income attributable to ordinary shareholders	$ 3,251	20,463	(92,220)	(75,244)
Earnings/ (loss) per share
Net loss from continuing operations (in CNY or dollars per share)		(0.03)	(0.58)	(0.68)
(Net Loss) income from discontinued operations (in CNY or dollars per share)	$ 0.01	0.08		(0.1)
Basic (in CNY or dollars per share)	$ 0.01	0.05	(0.58)	(0.78)
Net loss from continuing operations (in CNY or dollars per share)		(0.03)	(0.58)	(0.68)
(Net loss) income from discontinued operations (in CNY or dollars per share)	$ 0.01	0.08		(0.1)
Diluted (in CNY or dollars per share)	$ 0.01	0.05	(0.58)	(0.78)
Shares used in earnings (loss) per share computations:
Basic (in shares)	381,984,517	381,984,517	159,611,374	96,844,453
Diluted (in shares)	381,984,517	381,984,517	159,611,374	96,844,453

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net Loss from continuing operations	$ (1,830)	(11,514)	(56,339)	(29,903)
Loss (income) from discontinued operations	5,081	31,977	592	(9,264)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property and equipment	10,701	67,351	57,761	56,961
Amortization of acquired intangible assets	85	536	2,775	11,679
Provision for (recovery of) doubtful debts	442	2,786	77	(15)
Impairment of acquired intangible assets and goodwill				6,920
Loss from disposal of property and equipment	771	4,852	1	67
Deferred tax benefit	(325)	(2,043)	(24,064)	(1,023)
Interest expense	733	4,616	3,705	14,538
Foreign exchange loss	701	4,411	4,963	661
Share-based compensation	4,283	26,956	72,162	14,391
Post-acquisition settlement consideration (Note 4(a))	1,137	7,158	37,858
Gain on disposal of Shanghai JNet (Note 4(b))	(4,880)	(30,716)
Changes in operating assets and liabilities excluding the impact arising from acquisition of subsidiaries and interests in variable interest entities:
Accounts receivable	(9,000)	(56,643)	(53,248)	(6,178)
Prepaid expense and other current assets	(2,843)	(17,891)	(7,143)	(2,086)
Amounts due from related parties			356	840
Accounts payable	867	5,457	37,252	(12,262)
Accrued employee benefits	948	5,969	906	897
Accrued expenses and other payables	(1,489)	(9,372)	2,559	3,980
Amounts due (from) to related parties			(187)	5
Income tax payable	3,937	24,776	14,802	4,071
Net cash provided by operating activities	9,319	58,666	94,788	54,279
Cash flows from investing activities:
Purchases of property and equipment	(12,324)	(77,563)	(45,950)	(37,542)
Deconsolidation of a consolidated VIE	(350)	(2,204)
Increase in amounts due from related parties (Note 22)				(14,681)
Cash paid pursuant to post-acquisition settlement consideration agreement (Note 4(a))	(681)	(4,286)	(9,629)
Cash paid for available-for-sale investments (Note 11)	(15,760)	(99,190)
Cash paid for long term investment (Note 10)	(1,452)	(9,136)
Proceeds from disposal of property and equipment			4	4,455
Net cash used in investing activities	(30,567)	(192,379)	(55,575)	(47,768)
Cash flows from financing activities:
Proceeds from issuance of Series C redeemable convertible preferred shares			34,586	40,427
Net proceeds from the initial public offering			494,050
Proceeds from bank borrowings				12,000
Repayment of bank borrowings			(11,276)	(5,062)
Proceeds from employee share options exercised	639	4,019
Payment for repurchase of ADS/ordinary shares	(10,110)	(63,631)	(20,486)
Payment of dividend				(2,070)
Net cash provided by (used in) financing activities	(9,471)	(59,612)	496,874	45,295
Net increase (decrease) in cash and cash equivalents	(30,719)	(193,325)	536,087	51,806
Cash and cash equivalents at beginning of the year	94,171	592,706	64,702	12,883
Effect of foreign exchange rate changes on cash	(1,084)	(6,846)	(8,083)	13
Cash and cash equivalents at end of the year	62,368	392,535	592,706	64,702
Supplemental disclosures of cash flow information:
Income taxes paid	1,292	8,129	804	390
Interest paid	86	539	708	1,649
Interest received	355	2,233	275	110
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment through capital leases			13,569	1,498
Conversion of 2008 convertible notes into Series C redeemable convertible preferred shares				24,639
Imputed interest for amount due to related party				1,769
Acquisition of property and equipment included in accrued expenses and other payables	(2,273)	(14,304)	28,343	(19,247)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering			524,599

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DIFICIT) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A redeemable convertible preferred shares CNY	Series B redeemable convertible preferred shares CNY	Series C redeemable convertible preferred shares CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Series A redeemable convertible preferred shares CNY	Accumulated deficit Series B redeemable convertible preferred shares CNY	Accumulated deficit Series C redeemable convertible preferred shares CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Comprehensive Income (loss) CNY
Balance at Dec. 31, 2008		(264,151)					78		39,536				1,326		(305,563)					472
Balance (in shares) at Dec. 31, 2008							96,912,599
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(39,167)													(39,167)						(39,167)
Foreign currency translation adjustment		13																		13	13
Comprehensive income (loss)		(39,154)																			(39,154)
Repurchase of ordinary shares (Note 23)		(20,486)					(9)								(20,477)
Repurchase of ordinary shares (Note 23) (in shares)							(12,436,707)
Beneficial conversion feature of 2008 convertible promissory notes (Note 15 (c))		9,646							9,646
Beneficial conversion feature of Series C redeemable convertible preferred shares		5,655							5,655
Accretion of redeemable convertible preferred shares to redemption value			(8,046)	(22,726)	(5,655)											(8,046)	(22,726)	(5,655)
Effect of foreign exchange rate movement on redeemable convertible preferred shares		350	100	250												100	250
Redemption of Series B redeemable convertible preferred shares		3,359							3,359
Founder's option (Note 18 (c))		1,958							1,958
Balance at Dec. 31, 2009		(339,250)					69		60,154				1,326		(401,284)					485
Balance (in shares) at Dec. 31, 2009							84,475,892
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(55,747)													(55,747)						(55,747)
Foreign currency translation adjustment		476																		476	476
Comprehensive income (loss)		(55,271)																			(55,271)
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006 )		491,369					62		491,307
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006 ) (in shares)							94,771,952
Issuance of ordinary shares to Former JNet Group shareholders (Note4 (a))		6,027					1		6,026
Issuance of ordinary shares to Former JNet Group shareholders (Note 4 (a)) (in shares)							1,030,215
Accretion of redeemable convertible preferred shares to redemption value				(21,055)	(26,003)												(21,055)	(26,003)
Effect of foreign exchange rate movement on redeemable convertible preferred shares		10,585	2,232	5,932	2,421											2,232	5,932	2,421
Options to employees (Note 18 (a))		79,805							79,805
Founder's option (Note 18 (c))		8,992							8,992
Effective repurchase of shares		(959)							(959)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering		524,599					138		524,461
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering (in shares)							205,565,425
Balance at Dec. 31, 2010		678,839					270		1,169,786				1,326		(493,504)					961
Balance (in shares) at Dec. 31, 2010		385,843,484					385,843,484
Increase (Decrease) in Stockholders' Equity
Net income (loss)	3,251	20,463													20,463						20,463
Foreign currency translation adjustment		773																		773	773
Fair value change of available-for-sale investments		90																		90	90
Comprehensive income (loss)		21,326																			21,326
Options to employees (Note 18 (a))		24,257							24,257
Founder's option (Note 18 (c))		1,084							1,084
Options to non-employees(Note 18 (b))		1,615							1,615
Exercise of employee stock options		4,019					4		4,015
Exercise of employee stock options (in shares)							5,232,224
Share issued to depository bank (in shares)							20,000,000
Settlement of share options exercised with shares held by depository bank (in shares)							(5,232,224)
Repurchase of shares		(63,631)									(63,631)
Repurchase of shares (in shares)							(26,261,776)
Balance at Dec. 31, 2011	$ 106,056	667,509				$ 43	274	$ 190,781	1,200,757	$ (10,110)	(63,631)	$ 211	1,326	$ (75,159)	(473,041)				$ 290	1,824
Balance (in shares) at Dec. 31, 2011	379,581,708					379,851,708

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DIFICIT) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DIFICIT)
Issuance of ordinary shares upon the initial public offering, offering expenses	$ 9,006	60,350

ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION
ORGANIZATION

1.                          ORGANIZATION

ChinaCache International Holdings Ltd. (the ‘‘Company’’) was incorporated under the laws of the Cayman Islands on June 29, 2005. Upon incorporation, the Company was 99% owned by Consolidated Capital Holdings Ltd (‘‘CCH’’) which was under the control of Mr. Wang Song and his spouse Kou Xiaohong, (collectively known as the ‘‘Founders’’). Subsequently on April 12, 2007, CCH transferred 15% of its interest in the Company to Harvest Century International Limited (‘‘HCI’’), a company which is 100% owned by Ms. Kou Xiaohong. On September 23, 2005, April 20, 2007 and December 29, 2009, the Company issued redeemable convertible preferred shares to third party investors (Note 17).

The Company completed its Initial Public Offering (“IPO”) on October 1, 2010, whereby 94,771,952 new ordinary shares or 5,923,247 American Depositary Shares (“ADS”) were issued for consideration of $0.86875 per ordinary share or $13.90 per ADS. Concurrent with the Company’s IPO, all of the Company’s classes of issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted into 205,565,425 ordinary shares of the Company.

The Company through its subsidiaries and variable interest entities noted below are principally engaged in the provision of Internet Content and Application Delivery total solutions in the People’s Republic of China (the “PRC”).

As of December 31, 2011, subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Internet Content and Application Delivery total solutions

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Internet Content and Application Delivery total solutions

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Research & Development center

Variable Interest Entities (the “VIEs”)

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”)	June 7, 1998	The PRC	—	Provision of Internet Content and Application Delivery total solutions

Beijing Jingtian Technology Limited (“Beijing Jingtian”)	September 1, 2005	The PRC	—	Provision of Internet Content and Application Delivery total solutions

The above organization structure reflects the following transactions which were undertaken by the Company to restructure the Company:

(a)         ChinaCache Beijing was established by the Company on August 25, 2005, as a wholly-owned foreign enterprise.

(b)         Beijing Blue IT was under the control of the Founders, since its establishment on June 7, 1998. On September 23, 2005, the Company, ChinaCache Beijing and the Founders (‘‘Nominee Shareholders’’) entered into a series of contractual arrangements with Beijing Blue IT (the “Reorganization’’), including the Exclusive Option Agreement, the Exclusive Business Cooperative Agreement, Technology Support and Services Agreement, Exclusive Technical Consultation and Training Agreement, Equipment Leasing Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement (collectively, the ‘‘VIE Agreements’’), which collectively obligated the Company as the primary beneficiary of Beijing Blue IT, a variable interest entity to the Company. Since the Company, ChinaCache Beijing and Beijing Blue IT were under common control by the Founders immediately before and after the Reorganization, the transaction was accounted for as a legal reorganization of entities under common control, using historical cost. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

(c)          ChinaCache US was established by the Company in the United States as a 100% owned subsidiary of the Company on August 16, 2007.

(d)         JNet Holdings was incorporated under the laws of the British Virgin Islands as a limited liability company on September 27, 2007. JNet Holdings Ltd. operates through Shanghai JNet Telecom Co., Ltd. (“Shanghai JNet”), its consolidated variable interest entity which is principally engaged in the provision of telecom value added services in the PRC. JNet Holdings and Shanghai JNet are collectively referred as JNet Group.

On January 11, 2008, the Company completed its share purchase and sale agreement with Sundream Holdings Ltd. and Smart Asia Holdings Ltd. (collectively referred as “JNet Group Shareholders”) to acquire 100% equity interest of JNet Holdings. As an integral part of this transaction, ChinaCache Beijing and two of its employees (“Nominee Shareholders”) entered into a series of contractual arrangements with Shanghai JNet, including the Exclusive Option Agreement, the Exclusive Business Cooperative Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement (collectively, the “VIE Agreements”), which collectively obligated ChinaCache Beijing as the primary beneficiary of Shanghai JNet, a variable interest entity to the Company. On December 26, 2011, the Company disposed Shanghai JNet to the original shareholder (Mr. Mei Yongkai) and terminated the above-mentioned VIE Agreements, leading to the deconsolidation of Shanghai JNet (Note 4(b)).

(e)          ChinaCache HK was established by the Company in Hong Kong as a wholly-owned subsidiary on April 7, 2008.

(f)           Beijing Jingtian was established by a third party on September 1, 2005. On July 31, 2008, ChinaCache Beijing through two of its employees completed the acquisition of a 100% interest in Beijing Jingtian, and entered into a series of contractual arrangements with the nominee employees (“Nominee Shareholders”) and Beijing Jingtian, including the Exclusive Option Agreement, the Exclusive Business Cooperative Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement (collectively, the “VIE Agreements”), which collectively obligated ChinaCache Beijing as the primary beneficiary of Beijing Jingtian, a variable interest entity to the Company.

(g)          Xin Run was established by the Company on July 18, 2011, as a wholly-owned foreign enterprise.

The following is a summary of the various VIE agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst the Company and the Nominee Shareholders of Beijing Blue IT, the Nominee Shareholders irrevocably granted the Company or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in Beijing Blue IT, when and to the extent permitted under PRC law, at an amount equal to either a) the outstanding loan amount pursuant to the loan agreement owed by the Nominee Shareholders or b) the lowest permissible purchase price as set by PRC law. Such consideration, if in excess of the outstanding loan amount, when received by the Nominee Shareholders upon the exercise of the exclusive option is required to be remitted in full to ChinaCache Beijing.  Beijing Blue IT cannot declare any profit distributions or grant loans in any form without the prior written consent of the Company. The Nominee Shareholders must remit in full any funds received from Beijing Blue IT to ChinaCache Beijing, in the event any distributions are made by the VIEs pursuant to any written consents of the Company.

Similar exclusive option agreements were signed by ChinaCache Beijing with the VIEs, Shanghai JNet (Note 4(b)) and Beijing Jingtian, respectively.

Exclusive business cooperation agreement

Pursuant to the exclusive business cooperation agreement between ChinaCache Beijing and the VIEs, ChinaCache Beijing is to provide exclusive business support, technical and consulting services including technical services, business consultations, intellectual property licenses, equipment or property leasing, marketing consultancy, system integration, product research and development and system maintenance in return for fees based on of a percentage of the VIEs’ profit before tax, which is adjustable at the sole discretion of ChinaCache Beijing.

ChinaCache Beijing also agreed to provide unlimited financial support to Shanghai JNet (Note 4(b)) and Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event Shanghai JNet and Beijing Jingtian are unable to repay such funding.

Exclusive technology support and services agreement/Exclusive technical consultation and training agreement/Equipment Leasing agreement

Pursuant to the technology support and services agreement between ChinaCache Beijing and Beijing Blue IT, ChinaCache Beijing is to provide research and development, technical support, consulting and training services in return for fees, which is adjustable at the sole discretion of ChinaCache Beijing.

Loan agreement

The Company provided a loan facility of RMB10,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of providing capital to Beijing Blue IT to develop its business. In addition, the Company also agreed to provide unlimited financial support to Beijing Blue IT for its operations and agree to forego the right to seek repayment in the event Beijing Blue IT is unable to repay such funding.

ChinaCache Beijing provided a loan facility of RMB1,000,000 to the Nominee Shareholders of Shanghai JNet for the purpose of providing capital to Shanghai JNet (Note 4(b)) to develop its business. In addition, ChinaCache Beijing also provided a loan of RMB100,000 to the Nominee Shareholders of Beijing Jingtian for their investment in the registered share capital.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to ChinaCache Beijing, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Share pledge agreement

Pursuant to the share pledge agreement between ChinaCache Beijing and the Nominee Shareholders, the Nominee Shareholders have pledged all their equity interests in the VIEs to guarantee the performance of the VIEs’ obligations under the exclusive business cooperation agreements.

If the VIEs breach their respective contractual obligations under the business cooperation agreements, ChinaCache Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIEs without the prior written consent of ChinaCache Beijing.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to ChinaCache Beijing. In addition, through the other aforementioned VIE agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of the VIEs either directly or through ChinaCache Beijing. Thus, the Company is also considered the primary beneficiary of the VIEs either directly or through ChinaCache Beijing. As a result of the above, the Company consolidates the VIEs under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Subsequently, in May 2010, the following supplementary agreements were entered into:

The Company, through ChinaCache Beijing, agreed to provide unlimited financial support to Shanghai JNet and Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event these two VIEs are unable to repay such funding. Concurrently, the agreement by ChinaCache Beijing through the exclusive business cooperation agreements to provide unlimited financial support to these two VIEs were cancelled.

ChinaCache Beijing also assigned the power of attorney agreement to ChinaCache Beijing’s shareholders or a party designated by ChinaCache Beijing’s shareholders, to whom it granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of Shanghai JNet (Note 4(b)) and Beijing Jingtian pursuant to the power of attorney agreement and the obligation to absorb the expected losses of Shanghai JNet (Note 4(b)) and Beijing Jingtian through the unlimited financial support, ChinaCache Beijing ceased to be the primary beneficiary and the Company became the primary beneficiary of these two VIEs in May, 2010. Similarly, the Company, which now has both the power to direct the activities of Beijing Blue I.T. pursuant to the power of attorney agreement, as well as its continuing obligation to absorb the expected losses of Beijing Blue I.T., the Company continued to be the primary beneficiary of Beijing Blue I.T.

In April 2010, one of the original Nominee Shareholders of Shanghai JNet (Note 4(b)) transferred 9% of their equity interests in Shanghai JNet to three additional individual persons. Accordingly, these three new Nominee Shareholders also became parties to the above applicable agreements.

In the opinion of management and PRC counsel, (i) the ownership structure of the Company, and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following financial information of the VIEs was included in the accompanying consolidated financial statements as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Total assets	342,297	367,856	58,446
Total liabilities	193,870	145,704	23,151

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net revenue	247,837	378,287	600,203	95,363
Net profit	70,363	118,590	126,796	20,146
(Loss) income from discontinued operations (including gain on disposal of Shanghai JNet (Note 4(b)))	(9,264)	592	31,977	5,081

(Loss) income from discontinued operations relates to the operations of Shanghai JNet that has been classified as discontinued operations upon the disposal of Shanghai JNet and the concurrent termination of the VIE Agreements (Note 4(b)).

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by operating activities	9,112	47,527	31,364	4,983
Net cash used in investing activities	(26,784)	(31,394)	(73,873)	(11,737)
Net cash provided by (used in) financing activities	6,938	(11,276)	—	—

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)              Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

(b)              Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

(c)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and acquired intangible assets, assessing the initial valuation of and subsequent impairment of long-lived assets, acquired intangible assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s post-acquisition settlement consideration and subsequent changes in this estimated forecasted liability amount (Note 4(a)). The valuation of and accounting for the Company’s financial instruments (Note 15, 16, 17 and 18) also requires significant estimates and judgments provided by management.  Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)                       Foreign currency

The functional currency of the Company and each of its subsidiaries is the Renminbi (“RMB”), except for ChinaCache US, which is the United States dollar (“US$”), as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.  Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of ChinaCache US are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive income (loss) as a component of shareholders’ equity (deficit).

(e)                        Convenience translation

Amounts in United States dollars (‘‘US$’’) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 31, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)                          Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(g)              Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(h)                     Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The Company did not recognize any capitalized interest during the years ended December 31, 2009, 2010 and 2011.

(i)                        Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2010 was related to its acquisition of JNet Group (Note 4(a)).  In accordance with ASC topic 350, “Goodwill and Other Intangible Assets” (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined that it has four reporting units, JNet Group, Beijing Blue IT (which includes Beijing Jingtian), ChinaCache Beijing and ChinaCache US. Goodwill resides or is allocable to only one of the Company’s reporting units, which is JNet Group. As of December 31, 2010, the Company performed impairment tests on goodwill in a two step process. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected future cash flows associated with the reporting unit.  The discounted cash flows for the reporting unit were based on five year projections.  Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions.  Cash flow after the fifth year were estimated using a terminal value calculation, which considered terminal value growth rate at 3%, considering long term revenue growth rates for entities in the relevant industries in the PRC.  The discount rate of approximately 23% as of December 31, 2010 was derived and used in the valuations which reflect the market assessment of the risks specific to JNet Group and its industry and is based on the weighted average cost of capital for that particular reporting unit.  The resulting fair value of the reporting unit as at December 31, 2010 was higher than its carrying value, and as such, the Company was not required to complete the second step, therefore no impairment losses were recognized for the year ended December 31, 2010.

For the years ended December 31, 2010 and 2011, the Company did not recognize any impairment on its goodwill derived from the acquisition JNet Group.  On December 26, 2011, the above-mentioned goodwill is derecognized following the deconsolidation of Shanghai JNet (Note 4(b)).

(j)                        Acquired intangible assets

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the acquired intangible assets. The estimated useful life for the acquired intangible assets is as follows:

Supplier contracts*	3.5 years
VAS license*	4.5 years
Customer relationship*	3 years
Non-compete agreement*	4 years

* Acquired in the JNet Group acquisition

(k)                     Impairment of long-lived assets and acquired intangibles

The Company evaluates its long-lived assets or asset group, including acquired intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable.  When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.  Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.  There is no indication of impairment associated with its long-lived assets and acquired intangibles as of December 31, 2010 and 2011.

(l)                        Investments

Available-for-sale investments

The Company has classified its investment in convertible redeemable preferred shares (“Preferred Shares”) of Video-TX Limited (“Video-TX”) and mutual funds as available-for-sale in accordance with ASC320-10 “Investments — Debt and Equity Securities”. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings.

Dividend and interest income, including the amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

Investment — Equity method / Cost

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Company holds either (a) a five percent or greater interest or (b) less than a five percent interest, when the Company has more than virtually no influence over the operating or financial policies of the limited partnership. The Company considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

(m)                  Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables, investments at cost, accounts payable, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The share-based compensation liability was initially recognized at fair value on the date of grant and was subsequently remeasured at the end of each reporting period through to date of the Company’s IPO (“final remeasurement”), with any adjustment to its fair value recorded to current period expense. Such share-based compensation liability was reclassified to additional paid-in capital after its final remeasurement. Existing unvested share options are accounted for as equity awards going forward. The convertible promissory notes were initially recognized at the face value and subsequently accreted to the redemption value using the effective interest method. The redeemable convertible preferred shares are initially recognized based on residual proceeds after allocation to the detachable redeemable convertible preferred shares warrants (Note 17) at fair value, if applicable. Post-acquisition settlement consideration relating to the acquisition of JNet Group (Note 4(a)) is initially measured at fair value on the date of the related supplementary agreement and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

(m)      Fair value of financial instruments (Continued)

Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its convertible promissory notes, redeemable convertible preferred shares, redeemable convertible preferred stock warrants, share-based compensation awards, post-acquisition settlement consideration and available-for-sale investments that are recognized in the consolidated financial statements.

(n)         Discontinued Operations

In accordance with ASC 205-20 “Discontinued Operations”, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of operations for all periods presented.

(o)         Revenue recognition

The Company provides a suite of Internet Content and Application Delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

Consistent with the criteria of Staff Accounting Bulletin No. 104, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a one-year master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed bandwidth or traffic volume usage and fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services.  To date these amounts have been insignificant, however, the Company’s policy is to record these initial set-up fees as deferred revenue and recognize them as revenue ratably over the estimated life of the customer arrangement.

The Company’s PRC subsidiaries and VIEs are subject to business taxes on revenues related to certain types of services at various rates, by fiscal year as set forth below:

	Fiscal 2009 — 2010%	Fiscal 2011%

ChinaCache Beijing	5%	5.5%
Beijing Blue IT	3.3%	3.3%
Shanghai JNet	3.27%	3.27%
Beijing Jingtian	5.5%	5.5%

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized.  The business tax expenses for the years ended December 31, 2009 ,2010 and 2011 amounted to approximately RMB13,756,000, RMB18,298,000 and RMB24,215,000 (US$3,847,000), respectively.

(p)         Cost of revenues

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of Internet Content and Application Delivery total solutions.

ChinaCache Beijing is subject to business tax and other surcharges on certain revenues earned for exclusive business support, technical and consulting services provided to the Company’s VIEs, pursuant to the VIE agreements (Note 1). Such business tax and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

(q)         Advertising expenditures

Advertising expenditures are expensed as incurred.  Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB2,535,000, RMB3,215,000 and RMB3,159,000 (US$501,915), for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)           Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Company’s services and network. Costs incurred in the development of the Company’s services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

(s)           Leases

Leases are classified at the inception date as either a capital lease or an operating lease.  The Company did not enter into any leases whereby it is the lessor for any of the periods presented.  As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A lease involving integral equipment is a capital lease only if condition (a) or (b) exists.  A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases.  The Company leases office space and employee accommodation under operating lease agreements.  Certain of the lease agreements contain rent holidays.  Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.  The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rental included in the prepaid expenses and other current assets in the consolidated balance sheets.

(t)            Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Effective January 1, 2007, the Company adopted ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The cumulative effects of applying ASC 740, if any, is recorded as an adjustment to retained earnings as of the beginning of the period of adoption. The Company’s adoption of ASC 740 did not result in any adjustment to the opening balance of the Company’s accumulated deficit as of January 1, 2007.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of operations.  The Company’s estimated liability for unrecognized tax benefits and the related interests and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations.

(u)         Share-based compensation

Share options granted to employees and non-employees are accounted for under ASC 718 Compensation — Stock Compensation. In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award.  All grants of share options to employees classified as equity awards are recognized in the financial statements over their requisite service period based on their grant date fair values.  All grants of share options to employees classified as liability awards are remeasured at the end of each reporting period with any fair value adjustments recorded to the current period expense. The Company has elected to recognize compensation expenses using the accelerated method for its share options granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. During the years ended December 31, 2010 and 2011, the Company estimated that the forfeiture rate for both the management group and the non-management group was zero. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The Company, with the assistance of Greater China Appraisal Limited (“GCA”) (before 2010) and Avista Valuation Advisory Limited (“Avista”) (for 2010 onwards), determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based Payments to Non-Employees.” For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

(v)          Earnings (loss) per share

In accordance with ASC 260, “Earnings per Share,” basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s redeemable convertible preferred shares (Note 17) are participating securities. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings (loss) per share for discontinued operations is then calculated by dividing net profit (loss) from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s redeemable convertible preferred shares and convertible promissory notes, using the if-converted method, and ordinary shares issuable upon the conversion of the share options (Note 18), using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(w)       Comprehensive income ( loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.  Comprehensive income (loss) is reported in the statements of changes of shareholders’ equity (deficit).  Accumulated other comprehensive income of the Company includes foreign currency translation adjustments related to ChinaCache US, whose functional currency is US$ and the change in fair value of available-for-sale investments (Note 11).

(x)         Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker, reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(y)          Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB8,026,000, RMB8,295,000 and RMB12,939,000 (US$2,056,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

(z)           Share Repurchase Program

Pursuant to a Board of Directors’ resolution on June 13, 2011, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“Share Repurchase Plan”) in the next 12 months. As of December 31, 2011, the Company had completed its Share Repurchase Plan by repurchasing 1,641,311 ADSs amounting to RMB 63,631,000 (US$10,000,000) under the approved plan.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

(aa)  Recently adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-04 will have a material impact to the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220), presentation of Comprehensive Income. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU 2011- 12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact to the presentation of Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect that the adoption of ASU 2011-08 will have a material impact to the Company’s consolidated financial statements.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISK
CONCENTRATION OF RISK

3.                                      CONCENTRATION OF RISK

(a)                     Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables, available-for-sale investments and amounts due from related parties.  As of December 31, 2010 and 2011, RMB72,939,000 and RMB 118,893,000 (US$18,890,000), respectively, were deposited with major financial institutions located in the PRC, and RMB 288,121,000 and RMB36,138,000 (US$5,742,000), respectively, were deposited with in the major financial institutions located in the Hong Kong Special Administration Region, and RMB 515,000 and RMB 3,779,000 (US$ 600,000), respectively held in the major financial institutions in United States of America, and RMB 231,100,000 and RMB 233,721,000 (US$37,135,000), respectively held in the major financial institutions located in Europe. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions.  Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests.  However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law.  Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy.  In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006.  Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased.  In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(b)                     Business, supplier, customer, and economic risk

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements.  The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows:

(i)                         Business Risk - Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services.  If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)                      Supplier Risk - Changes in key telecommunications resources suppliers and certain strategic relationships with telecom carriers. The Company’s operations are dependent upon communications capacity provided by the third-party telecom carriers and third-party controlled end-user access network.  There can be no assurance that the Company are adequately prepared for unexpected increases in bandwidth demands by its customers.  The communications capacity the Company has leased may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers.  Any failure of these network providers to provide the capacity the Company requires may result in a reduction in, or interruption of, service to its customers.  For the years ended on December 31, 2009, 2010 and 2011, 99%, 99% and 97% of bandwidth resources in term of costs were leased from the two major PRC telecom carriers, China Telecom and China Unicom.

(iii)                   Customer Risk - Revenue concentration on certain customers.  The success of the Company’s business going forward will rely in part on Company’s ability to continue to obtain and expand business from existing customers while also attracting new customers.  Although the Company has a diversified base of customers covering its one class of services, such as, webpage content services, file transfer services, rich media streaming service, guaranteed application services and managed internet data services, the Company does depend on a limited number of customers for a substantial portion of their revenue, and the loss of, or a significant shortfall in demand from, these customers could significantly harm the Company’s results of operations. Details of the revenues for customers accounting for 10% or more of total revenues are as follows:

	Years as of December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	41,725	*	*	*
Customer B	*	62,923	98,684	15,679

* indicates the revenue from these customers was less than 10% in the stated periods.

Details of the accounts receivables for customers accounting for 10% or more of total accounts receivable are as follows:

	Years as of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Customer B	14,473	37,153	5,903
Customer C	20,376	*	*

* indicates the accounts receivable from these customers was less than 10% of the stated year-end balance.

(iv)                    Emerging or unproven business models of customers.  Many of the Company’s existing and potential customers are pursuing emerging or unproven business models which, if unsuccessful, could lead to a substantial decline in demand for the Company’s services, and the Company’s growth and prospects may be materially and adversely affected.

(v)                     Political, economic and social uncertainties.  The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.  Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.  There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(vi)                  Regulatory restrictions.  The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide Internet Content and Application Delivery total solutions.  Accordingly, the Company’s subsidiary, ChinaCache Beijing is currently ineligible to apply for the required licenses for providing Internet Content and Application Delivery total solutions in China.  As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits required to provide Internet Content and Application Delivery total solutions in the PRC.  The PRC Government may also choose at anytime to block access to the Company’s customers’ content which could also materially impact the Company’s ability to generate revenue.

(c)          Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies.  On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China.  However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(d)         Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.  The appreciation of the RMB against US$ was approximately 0.1%, 3.1% and 4.6% in the years ended December 31, 2009, 2010 and 2011, respectively.  While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET	12 Months Ended
Dec. 31, 2011
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET

4.              CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET

(a)             Post-Acquisition Settlement Consideration

On January 28, 2010, concurrent with the Company’s planned IPO, the Company agreed to provide certain requested settlement amounts pursuant to a supplementary agreement entered into with the original JNet sellers, Mr. Mei Yongkai and Ms. Mei Xiurong ( the “sellers”). Historically, in lieu of the Company not paying the cash consideration in accordance with the original installment schedule due to the Company not having sufficient US$ funds nor were they able to remit RMB to the sellers due to the foreign currency restrictions imposed by the PRC government, the Company agreed to allow Shanghai JNet to provide RMB loans to the sellers subsequent to the original acquisition date of January 11, 2008. As of December 31, 2009, the outstanding cash consideration and the loan receivables due from the sellers amounted to approximately RMB59,018,000 and RMB65,590,000, respectively.

The following key terms and conditions were agreed to on January 28, 2010:

i)                               codified that the outstanding balance of loans receivable from the sellers as of December 31, 2009 was an effective full and final settlement for all outstanding consideration payable by the Company for the acquisition of JNet Group concurrent with an amount of RMB6,588,000 being forgiven and that all subsequent cash payments, if and when made by the Company, to the sellers in settlement of the outstanding consideration liability will be immediately remitted back by the sellers to Shanghai JNet in settlement of the loans receivable;

ii)                           agreed to pay the sellers an additional RMB6,829,000 (US$1,000,000) in other consideration;

iii)                       agreed to pay the sellers 100% of the Shanghai JNet’s audited pre-tax income earned each year from 2010 to 2012 on a quarterly basis; and

iv)                        agreed to issue additional ordinary shares of the Company to the sellers to the extent the Company’s qualified public offering price is less than US$1.02952 per ordinary share.

Further, the supplementary agreement contained no service, performance, or market conditions for allowing the sellers to be eligible for the additional consideration above.

The terms of the supplementary agreement were negotiated and finalized 24 months subsequent to the acquisition date, after consideration and in settlement of unforeseen events and circumstances unrelated, and arising subsequent to the JNet business acquired. Accordingly, the Company has concluded that the accounting for the supplementary agreement should be separate from that of the business combination. The earn-outs in the supplementary agreement have been accounted for as a liability at its estimated fair value at each reporting date and will continue to be subsequently re-measured at each reporting date through the statement of operations until final settlement. The sum of the estimated fair value of the earn-outs and other consideration, including the excess difference between the loans receivable from the sellers over the outstanding balance of the original purchase consideration payable and the additional charge of RMB 6,027,000 (US$901,000) as a result of the issuance of 1,030,215 ordinary shares to the sellers at the initial public offering price of US$0.8688 pursuant to (iv) above, totaled RMB37,858,000 which was expensed during the year ended December 31, 2010. The Company also recorded expense of RMB7,158,000 (US$1,137,000), during the year ended December 31, 2011 which represented the sum of the estimated changes in the fair value of the earn-outs.

(b)             Deconsolidation of Shanghai JNet

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders led to the deconsolidation and the effective disposal of Shanghai JNet back to the sellers in exchange for non-cash consideration. Concurrent with the termination of all VIE agreements, the following terms were agreed:

(i)                                  The transfer of Shanghai JNet’s shares from these nominee shareholders back to Mr. Mei Yongkai;

(ii)                               The Company agreed to waive the outstanding loan receivable balances of RMB48,654,000 from the sellers;

(iii)                            The sellers agreed to waive the remaining acquisition consideration of US$7,075,000 and the post-acquisition settlement consideration of US$ 2,803,000;

As a result of the transaction, the Company recognized a gain on the deconsolidation of Shanghai JNet of RMB30,716,000 (US$4,880,000) as summarized below.

	RMB’ 000	US$’ 000

Disposition of net assets of Shanghai JNet (Note 25)	(31,453)	(4,998)

Waiver of acquisition consideration and post-acquisition settlement consideration (see (iii) above)	62,169	9,878

Gain on deconsolidation of Shanghai JNet	30,716	4,880

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.              ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Accounts receivable	111,452	159,024	25,266
Less: allowance for doubtful accounts	(3,762)	(2,809)	(446)

	107,690	156,215	24,820

As of December 31, 2010 and 2011, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance, beginning of year	3,905	3,762	598
Additions for the current year	1,332	2,809	446
Deductions for the current year
-Recovery	(1,255)	(23)	(4)
-Written off	(220)	(3,739)	(594)

Balance, end of year	3,762	2,809	446

Any additions and amounts recovered of the Company’s allowance for doubtful accounts was recorded within general and administration expenses for the years ended December 31, 2010 and 2011.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.              PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	8,279	4,856	772
Staff field advances	751	1,986	316
Other deposit and receivables	3,482	16,570	2,632

	12,512	23,412	3,720

(i)                   Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.              PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,081
Computer equipment	360,827	354,697	56,356
Furniture and fixtures	6,802	7,172	1,140
Leasehold improvements	3,944	4,446	706
Motor vehicles	3,098	3,098	492

	387,771	382,513	60,775
Less: accumulated depreciation	(217,121)	(227,558)	(36,155)
Less: accumulated impairment	(199)	(52)	(8)

	170,451	154,903	24,612

For the years ended December 31, 2009, 2010 and 2011, depreciation expenses (excluding Shanghai JNet) were RMB56,239,000, RMB57,755,000 and RMB67,345,000 (US$ 10,699,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	54,784	55,950	63,318	10,060
Sales and marketing expenses	204	772	855	136
General and administrative expenses	1,076	847	1,073	170
Research and development expenses	175	186	2,099	333

	56,239	57,755	67,345	10,699

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as the respective lease contracts included a bargain purchase option. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Optical fibers	13,100	13,100	2,081
Computer equipment	50,970	47,243	7,506

	64,070	60,343	9,587
Less: accumulated depreciation	(25,711)	(31,443)	(4,996)

	38,359	28,900	4,591

Depreciation of computer equipment and optical fibers under capital leases was RMB7,836,000, RMB8,928,000 and RMB8,988,000 (US$1,428,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

ACQUIRED INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS
ACQUIRED INTANGIBLE ASSETS

8.                          ACQUIRED INTANGIBLE ASSETS

During the year ended December 31, 2009, there were certain indicators of impairment such as the loss of key customers that resulted in the Company reassessing the recoverability of the intangible assets that arose from the acquisition of JNet Group.  The Company tested these intangible assets for impairment using valuation methodologies that were consistent with those used to value the intangible assets at the date of acquisition. This impairment test was performed prior to assessment of any potential indicator of impairment of the Company’s recorded goodwill (Note 9). The Company recorded impairment charges of approximately RMB3,874,000, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively, which following the disposal of the JNet Group are now included within ‘‘(Loss) income from discontinued operations’’ (Note 25) in the consolidated statements of operations.

The following table presents the Company’s acquired intangible assets as of the respective balance sheet dates:

	Supplier contracts*	VAS license*	Customer relationship*	Non-compete agreements*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net January 1, 2010	1,153	94	1,855	228	3,330
Amortization expense	(768)	(38)	(1,855)	(114)	(2,775)

Intangible assets, net December 31, 2010	385	56	—	114	555
Amortization expense	(385)	(56)	—	(95)	(536)
Disposed of and derecognized **	—	—	—	(19)	(19)

Intangible assets, net December 31, 2011	—	—	—	—	—
Intangible assets, net December 31, 2011 (US$)	—	—	—	—	—

* Acquired in the JNet Group acquisition

** On December 26, 2011, upon the deconsolidation of Shanghai JNet (Note 4(b)), the Company disposed of and derecognized all of the acquired intangible assets related with Shanghai JNet.

Supplier contracts relates to the favorable binding bandwidth supply agreements with certain network operators determined based on net cash flow that is expected to be derived from these arrangements. Customer relationship relates to the customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from these agreements and the estimated expected renewals and are estimated to have average useful life of 3 years. Non-compete agreements relate to the non-compete obligations of the JNet Group shareholders and will be amortized over the non-compete contractual period of 48 months from the date of acquisition.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their estimated useful lives ranging from 3 to 4.5 years. Amortization expenses (excluding Shanghai JNet) were RMB5,848,000, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

9.                          Goodwill

The changes in the carrying amount of goodwill as of December 31, 2010 and 2011 are as follows:

	December 31
	2010	2011
	RMB’000	RMB’000	US$’000

Beginning balance	16,989	16,989	2,699
Less: Disposal of Shanghai JNet	—	(16,989)	(2,699)

	16,989	—	—

As of December 31, 2010, the Company assessed impairment on its goodwill derived from its acquisition of JNet Group. As there was no impairment indicator, no new impairment loss was recorded in 2010.

On December 26, 2011, upon the disposal and deconsolidation of Shanghai JNet (Note 4(b)), the Company derecognized the goodwill related with Shanghai JNet as a component of the net assets sold and disposed of (Note 4(b)).

LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

10.                   LONG TERM INVESTMENTS

On July 20, 2011, the Company entered into an agreement with an unlisted company in the PRC and invested an amount of RMB8,900,000 in the unlisted company as a Limited Partner. The initial installment of RMB6,200,000 was paid in August 2011, and the second installment of RMB 2,900,000 million was paid in October 2011. Given that the Company holds less than three percent interest in the unlisted company, the Company has accounted for such investment using the cost method. There were no indicators of impairment noted associated with this investment as of December 31, 2011.

AVAILABLE- FOR- SALE INVESTMENTS	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

11.                   AVAILABLE-FOR-SALE INVESTMENTS

	December 31
	2010	2011
	RMB’000	RMB’000	US$’000

Investment in a mutual fund (a)	—	97,564	15,501
Investment in Series A preferred shares of an unlisted company (b)	—	1,716	273

	—	99,280	15,774

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000.

The Company has accounted for the investment in the mutual fund as an available-for-sale security, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in a separate component of shareholder’s equity of other comprehensive income until realized. As of December 31, 2011, the fair value of this investment was RMB97,564,000 (US$15,501,000), which was derived from level one observable inputs, with the change in fair value of RMB367,000 (US$58,000) recorded in other comprehensive income. There was no impairment indicators noted associated with this investment as of December 31, 2011.

(b) On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC to purchase 970,591 Series A convertible redeemable preferred shares (“Series A Preferred Shares”) for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a separate component of shareholder’s equity within other comprehensive income until realized. As of December 31, 2011, the fair value of the investment in the unlisted company was RMB1,716,000 (US$273,000) with the change of fair value of RMB457,000 (US$73,000) recorded in other comprehensive income. There were no indicators of impairment noted associated with this investment as of December 31, 2011.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

12.                   ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Business tax and other tax payables	15,050	15,781	2,507
Payables for purchase of property and equipment	35,796	21,492	3,415
Advance from customers	6,641	12,028	1,911
Other accrued expenses	13,398	12,264	1,951

Total	70,885	61,565	9,784

DIVIDENDS	12 Months Ended
Dec. 31, 2011
DIVIDENDS
DIVIDENDS

13.                   DIVIDENDS

In April 2005, Beijing Blue IT, the Company’s variable interest entity, declared a cash dividend of RMB2,600,000 to its then equity owners. RMB400,000 and RMB2,070,000 were subsequently paid during the year ended December 31, 2008 and 2009, respectively.

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

14.                   CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

2011	7,987	—	—
2012	4,555	5,466	869

Total minimum lease payments	12,542	5,466	869
Less: amount representing interest	(658)	(119)	(19)

Present value of remaining minimum lease payments	11,884	5,347	850

CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

15.                   CONVERTIBLE PROMISSORY NOTES

(a)                       2006 Convertible Promissory Notes

On December 10, 2006, the Company issued two convertible promissory notes for an aggregate principal amount of US$1,500,000 (the ‘‘2006 Convertible Notes’’) to certain Series A redeemable convertible preferred share shareholders (the ‘‘Note Holders’’) at an interest rate of 6% per annum. The 2006 Convertible Notes, together with accrued but unpaid interest, mature six months from the issuance date. However, the interest would be waived by the Note Holders in its entirety if the Series B Redeemable Convertible Preferred Shares (‘‘Series B Preferred Shares’’) are issued before the maturity date at a pre-money valuation of the Company of US$75,000,000 or above.

At the Notes Holders’ option, the 2006 Convertible Notes can be convertible into such number of the redeemable convertible preferred securities to be issued at the next round of a qualified equity financing determined using the greater of (1) the principal amount and accrued interest on the 2006 Notes divided by the conversion price which is computed based on (i) a valuation of the Company of US$70 million plus the principal amount and interest on the 2006 Notes divided by (ii) the fully diluted share capital of the Company; and (2) principal amount and accrued interest on the 2006 Convertible Notes divided by the price per Series B Preferred Shares to be issued, if such financing took place before the maturity date (‘‘Conversion Option’’). Should no qualified equity financing occur on or before the maturity date of the 2006 Convertible Notes, the Note Holders could, at their discretion, (1) require payment by the Company of all or part of the outstanding principal amount plus accrued but unpaid interest, at any time after the maturity date; (2) convert all or part of the outstanding principal amount together with all accrued but unpaid interest into such number of Series B Preferred Shares to be issued by signing a definitive sales and purchase agreement for the closing of the Series B Preferred Shares or (3) a combination of both. In the event that the Note Holders demand payment, the Company shall repay such outstanding amounts within six months according to a then-agreed repayment schedule or on the expiry of the six month period if no such agreed repayment schedule exists. In addition, if a Trade Sale, which is defined as an offer for the sale of all or more than 50% of the equity or assets of the Company, occurs before the 2006 Convertible Notes was converted into Series B Preferred Shares, the Note Holders would have the right to convert the 2006 Convertible Notes in its entirety immediately prior to the consummation of the Trade Sale into such number of Series A Redeemable Convertible Preferred Shares (‘‘Series A Preferred Shares’’) determined using based on the principal amount and accrued interest on the 2006 Convertible Notes divided by the conversion price which is computed based on (i) the lower of a valuation of the Company of US$70 million or the valuation of the Company agreed for purposes of the Trade Sale, divided by (ii) the fully diluted share capital of the Company. In certain events of default or liquidity as defined in detailed in the 2006 Convertible Notes agreement, the unpaid principal amount of the 2006 Convertible Notes and any accrued but unpaid interest will be immediately due and payable (‘‘Contingent Redemption Option’’)

The initial carrying value of the 2006 Convertible Notes is the consideration received from the Note Holders. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any BCF.

The Conversion Option of the 2006 Convertible Notes did not qualify for derivative accounting as the underlying redeemable convertible preferred shares into which the 2006 Convertible Notes can be converted into are not publicly traded nor can they be readily convertible into cash. The Contingent Redemption Option did not qualify for derivative accounting because it is clearly and closely related to the host instrument. There are no other significant embedded derivatives that are required to be bifurcated.

The embedded Conversion Option on the 2006 Convertible Notes did not contain a BCF at the commitment date as the Trade Sale has not occurred nor the shares into which it is convertible were yet issued. The conversion into Series B Preferred Shares represents a contingent conversion option, from which the BCF, if any, would be computed if and when the Series B Preferred Shares are issued.

Accounting for the 2006 Convertible Promissory Notes (Continued)

On April 20, 2007, the Company issued the Series B Preferred Shares, which is convertible into ordinary shares on a one-for-one basis. Accordingly, the 2006 Convertible Notes were converted into Series B Preferred Shares. The Company computed the BCF into Series B Preferred Shares as the contingent conversion option was triggered. In order to determine BCF of the 2006 Convertible Notes at the commitment date, BCF is computed for (i) the conversion option to convert the 2006 Convertible Notes into Series B Preferred Shares based on the effective conversion price of the 2006 Convertible Notes and the fair value per Series B Preferred Share on the commitment date of the Series B Preferred Shares and (ii) the conversion option to convert the Series B Preferred Shares into ordinary shares based on the effective conversion price of the 2006 Convertible Notes, which is computed using (a) the sum of the proceeds of the 2006 Convertible Notes and any BCF recognized in step (i) divided by the number of ordinary shares to be received and (b) the fair value of the ordinary share as of commitment date of the 2006 Convertible Notes. No BCF was recognized on the 2006 Convertible Notes as a result of step (i) as the effective conversion price of US$ 0.41 was equal to the fair value per Series B Preferred Share of the Company at April 20, 2007, the Series B Preferred Shares commitment date. No incremental BCF from step (ii) was recognized as the effective conversion price of US$0.41 was higher than the fair value per ordinary share at December 10, 2006, the 2006 Convertible Notes commitment date, which was US$0.32.

(b)                       2007 Convertible Promissory Notes

On February 28, 2007, the Company issued convertible promissory notes in an aggregate principal amount of US$1,500,000 (the “2007 Convertible Notes”) to a new third party investor (the “Note Holders”) at an interest rate of 12% per annum.  The 2007 Convertible Notes, including the principal and the accrued but unpaid interest, matures 90 days from the issuance date.  The interest would be waived by the Note Holders in its entirety if the Series B Preferred Shares were issued within 60 days.

At the Note Holder’s option, the 2007 Convertible Notes can be convertible into the preferred securities to be issued at the next round of qualified equity financing at the then subscription price of the Series B Preferred Shares (“Conversion Option”). Should no qualified equity financing occur on or before the maturity date of the 2007 Convertible Notes, the Note Holders could, at their discretion, require payment by the Company of all or part of the outstanding principal amount together with all accrued interest, at any time after the maturity date. In certain events of default as defined in the 2007 Convertible Notes agreement, the unpaid principal amount of the 2007 Convertible Notes and any accrued but unpaid interest will be immediately due and payable (“Contingent Redemption Option”).

The initial carrying value of the 2007 Convertible Notes is the consideration received from the Note Holders.  The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversions features.

The Conversion Option of the 2007 Convertible Notes did not qualify for derivative accounting as the underlying redeemable convertible preferred shares into which the 2007 Convertible Notes can be converted into are not publicly traded nor are they readily convertible into cash. The Contingent Redemption Option did not qualify for derivative accounting because it is clearly and closely related to the host instrument. There are no other significant embedded derivatives that are required to be bifurcated.

The embedded Conversion Option on the 2007 Convertible Notes did not contain a BCF at the commitment date as the shares into which it is convertible were not yet issued. The conversion into Series B Preferred Shares represents a contingent conversion option, from which the BCF, if any, would be computed if and when the Series B Preferred Shares are issued.

On April 20, 2007, the Company issued the Series B Preferred Shares, which is convertible into ordinary shares on a one-for-one basis. Accordingly, the 2007 Convertible Notes were converted into Series B Preferred Shares. The Company computed the BCF into Series B Preferred Shares as the contingent conversion option was triggered using the same two-step process as described in Note 15(a). No BCF was recognized on the 2007 Convertible Notes as a result of step (i) as the effective conversion price of US$0.41 was equal to the fair value per Series B Preferred Share of the Company at April 20, 2007, the Series B Preferred Shares commitment date. No incremental BCF from step (ii) was recognized as the effective conversion price of US$0.41 was higher than the fair value per ordinary share at February 28, 2007, the 2007 Convertible Notes commitment date, which was US$0.32.

(c)                                 2008 Convertible Promissory Notes

On July 29, 2008, the Company issued nine zero interest convertible promissory notes in an aggregate principal amount of US$3,208,000 (“2008 First Convertible Notes) to certain of the Company’s redeemable convertible preferred share shareholders (the “Note Holders”).  The principal amount matures six months following the issuance date and may be extended for a further 90 days with the prior written consent of the Note Holders. The Company also granted an option to one of the Company’s Series A Preferred Share investors to purchase additional 2008 convertible promissory notes subject to the same terms and conditions of up to US$793,000 for within 60 days from July 29, 2008 (“Second 2008 Convertible Note Option”).

On September 25, 2008, the Company issued another zero interest convertible promissory note of an aggregate principal amount of US$397,000 (“2008 Second Convertible Note”) upon the exercise of the Second 2008 Convertible Note Option. The principal amount has the same maturity date as the 2008 First Convertible Notes. The maturity date may be extended for a further 90 days with the prior consent of the Note Holder.

The ten convertible promissory notes will be collectively referred to as the “2008 Convertible Notes” hereafter.

At the Notes Holders’ option, the 2008 Convertible Notes can be convertible into the convertible preferred securities to be issued at the next round of qualified equity financing at (i) 85% of the then subscription price of the Series C Redeemable Convertible Preferred Shares (“Series C Preferred Shares”), if such financing took place before the maturity date or (ii) the lower of (1) the average purchase price for a Series C Preferred Share using a pre-money valuation of the Company of US$150,000,000 or (2) the average purchase price for a Series C Preferred Share using the 75% of the pre-money valuation of the Company as set out in the Series C Preferred Shares Sales and Purchase agreement, if the term extension option is exercised and such financing took place before the expiry of the term extension (“Conversion Option”). Should no qualified equity financing occur on or before the maturity date, or the expiry of the term extension of the 2008 Convertible Notes in the event that such option is exercised, the Note Holders could, at their discretion, convert all the outstanding principal amount into such number of Series B Preferred Shares at the subscription price per Series B Preferred Share determined based on the pre-money valuation of the Company of US$150,000,000.  In certain events of default as defined in the 2008 Convertible Notes agreement, the unpaid principal amount of the 2008 Convertible Notes will be immediately due and payable (“Contingent Redemption Option”).

On April 29, 2009, the 2008 Convertible Notes were modified to extend the maturity date to December 29, 2009, which did not meet any of the three conditions required under ASC subtopic 470-50 (“ASC 470-50”) “Modifications and Extinguishments” to qualify as a substantial modification.

The initial carrying value of the 2008 Convertible Notes is the consideration received from the Note. The Second 2008 Convertible Note Option is insignificant in value as the option only has a term of two months and exercisable into Notes with the same terms and conditions as the 2008 First Convertible Notes. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The Conversion Option of the 2008 Convertible Notes did not qualify for derivative accounting as the underlying redeemable convertible preferred shares into which the 2008 Convertible Notes can be converted into are not publicly traded nor are they readily convertible into cash. The Contingent Redemption Option did not qualify for derivative accounting because it is clearly and closely related to the host instrument. There are no other significant embedded derivatives that are required to be bifurcated.

As of the respective issuance dates, which are also the commitment dates, the effective conversion price used to calculate the amount of the BCF was US$0.55, which is the effective conversion price into Series B Preferred Shares, the only available conversion option available at the commitment date. No BCF was recognized as the effective conversion price of US$0.55 was higher than the fair value per Series B Preferred Shares and per ordinary share of the Company of US$0.35 and US$0.17, respectively. The conversion into Series C Preferred Shares represents a contingent conversion option, from which the BCF, if any, would be re-computed if and when the Series C Preferred Shares are issued.

On December 29, 2009, the Company issued Series C Preferred Shares (Note 17), which is convertible into ordinary shares on a one-for-one basis. Accordingly, the 2008 Convertible Notes were converted into Series C Preferred Shares. The Company re-computed the BCF into Series C Preferred Shares as the Contingent Conversion Option was triggered using the same two-step process. An incremental BCF on the 2008 Convertible Notes of US$1,412,658 was recognized as a result of step (i) as the effective conversion price of US$0.30 was lower than the fair value per Series C Preferred Share at December 29, 2009, the Series C Preferred Shares commitment date, which was US$0.42. The discount from recording such BCF was then accreted immediately prior to conversion as interest expense in the consolidated statement of operations. No incremental BCF from step (ii) was recognized as the effective conversion price (including the BCF recognized in step (i)) of US$0.42 was higher than the fair value per ordinary share at July 29, 2008 and September 25, 2008, the respective 2008 Convertible Notes commitment dates, which was US$0.17.

Concurrent with the Company’s Initial Public Offering on October 1, 2010, all of the Company’s classes of issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted into 205,565,425 ordinary shares of the Company.

WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS
WARRANTS

16.          WARRANTS

(a)                       Warrants on Series A Redeemable convertible preferred shares

On September 23, 2005, in conjunction with issuance of Series A redeemable convertible preferred shares (Note 17), the Company granted detachable warrants to certain of its Series A convertible preferred shareholders to purchase up to 7,692,306 Series A redeemable convertible preferred shares at the exercise price of US$0.13 per share, subject to foreign currency adjustments and anti-dilution adjustments (“Series A Warrants”).  The Series A Warrants could be converted at the earlier of the consummation of a qualified IPO as defined in the Series A redeemable convertible preferred shares agreement or within 24 months of the issuance of the Series A Warrants.

During the period from September 14 to September 21, 2007, the Company issued in aggregate 7,692,306 Series A redeemable convertible preferred shares (“PS-A Tranche III”) (Note 17) upon the exercise of detachable warrants for total cash proceeds of US$1,075,000.

The Company accounted for the Series A Warrants as a liability instrument under ASC subtopic 480-10 (“ASC 480-10”) “Distinguishing Liabilities from Equity”, as the underlying Series A redeemable convertible preferred shares are contingently redeemable for cash at a future date. The Series A Warrants were initially carried at fair value, with changes in the fair value included in the consolidated statement of operations.  The aggregate fair value of the Series A Warrants as of the respective dates of conversion totaled US$2,383,789, which together with the exercise price, are reclassified to PS-A Tranche III upon conversion. The Company derived the estimated fair values with the assistance of an independent third party valuation firm.

The effective conversion price used to measure the BCF of the Series A Warrants was US$0.44, which is determined on the exercise date.  No BCF was recognized as the effective conversion price of US$0.44 was higher than the fair value per ordinary share of US$0.39 at the exercise dates.

(b)                       Warrants on ordinary shares

On April 20, 2007, the Company issued warrants with a contractual life of 24 months to its financial advisor to purchase 892,112 of the Company’s ordinary shares at an exercise price of US$0.3587 per ordinary share in consideration for services provided to the Company in respect of the private placement of its Series B redeemable convertible preferred shares (“FA Warrants”).

The Company accounted for the FA Warrants as equity instruments as they require physical settlement.  The Company measured the fair value of the FA Warrants in accordance with ASC subtopic 505-50 (“ASC 505-50”) “Equity-Based Payments to Non-Employees”. ASC 505-50 requires the Company to measure the fair value of the equity instruments as of the earlier of either of the performance commitment date or the date at which the counterparty’s performance is complete.  The Company determined that there was no performance commitment before the completion of the performance and hence measured the estimated fair-value of the warrants when the Series B Redeemable convertible preferred shares were issued in April 20, 2007.  The Company determined the fair value of the FA Warrants, with the assistance of an independent appraisal firm.

The estimated fair value of the FA Warrants amounting to US$108,000 was charged against the gross proceeds of the Series B preferred shares as such costs were incremental and specifically and directly attributable to the issuance of the Series B preferred shares.

No FA Warrants were exercised during the years ended December 31, 2007 and 2008, and on April 20, 2009, the FA Warrants expired unexercised.

PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
PREFERRED SHARES
PREFERRED SHARES

17.          PREFERRED SHARES

Series A Redeemable Convertible Preferred Shares

On September 23, 2005, the Company issued in aggregate 65,384,615 Series A Redeemable Convertible Preferred Shares (“Series A Preferred Shares”) as follows:

(i)                          46,153,846 Series A Preferred Shares (“PS-A Tranche I”) with 7,692,306 detachable warrants (Note 16) which were exercised into Series A Preferred Shares, to a group of third party investors for total gross cash proceeds of US$6,000,000

(ii)                      19,230,769 Series A Preferred Shares (“PS-A Tranche II”) were issued to another third party investor for total gross cash proceeds of US$2,500,000

During the period from September 14 to 21, 2007, the Company issued in aggregate 7,692,306 Series A Preferred Shares (“PS-A Tranche III”) upon the exercise of detachable warrants for deemed proceeds comprised of the fair value of the warrants at the date of exercise and the related exercise price totaling US$1,075,000 .

Series B Redeemable Convertible Preferred Shares

On April 20, 2007, the Company issued in aggregate 80,765,142 Series B Redeemable Convertible Preferred Shares (‘‘Series B Preferred Shares’’) as follows:

(i)                          73,005,789 Series B Preferred Shares (“PS-B Tranche I”) were issued to the Series A Preferred Shares investors and a group of new third party investors for total gross cash proceeds of US$28,500,000

(ii)                      7,759,353 Series B Preferred Shares (“PS-B Tranche II”) were issued to the 2006 and 2007 Convertible Note Holders upon the conversion of the 2006 and 2007 Convertible Notes with total deemed proceeds of US$3,029,096 (Note 15)

On July 7, 2009, 1,000,000 Series B Preferred Shares were repurchased by the Company at a purchase consideration equivalent to the par value of the Series B Preferred Shares.

Series C Redeemable Convertible Preferred Shares

On December 29, 2009, the Company issued in aggregate 44,780,836 Series C Redeemable Convertible Preferred Shares (‘‘Series C Preferred Shares’’) as follows:

(i)                          20,512,821 Series C Preferred shares (“PS-C Tranche I”) were issued to certain Series A and Series B Preferred Share investors for total gross cash proceeds of US$8,000,000

(ii)                     11,831,308 Series C Preferred Shares (“PS-C Tranche II”) were issued to the 2008 Convertible Note Holders upon the conversion of the 2008 Convertible Notes with deemed proceeds of US$3,605,000 (Note 15)

(iii)                   12,436,707 Series C Preferred Shares (“PS-C Tranche III”) were issued to the same PS-C Tranche I Series C Preferred Share investors on a pro rata basis for total gross cash proceeds of US$3,000,000

The key features of the Series A, Series B and Series C Preferred Shares are as follows:

Voting

The holder of each class of Series A, Series B and Series C Preferred Share is entitled to the number of votes into which such Series A, Series B and Series C Preferred Share could be converted into ordinary shares.  Preferred shareholders are entitled to vote on all matters submitted to a vote of shareholders.

Dividends

The holders of the Series B and Series C Preferred Shares are entitled to receive dividend when and if declared by the Board of Directors, on an as-converted basis prior to payment of any dividend with respect to Series A Preferred Shares and any ordinary shares of the Company.  The holders of the Series A Preferred Shares are entitled to receive dividends, when and if declared by the Board of Directors, on an as-converted basis prior to payment of any dividend with respect any ordinary shares of the Company.  No dividends will be paid to ordinary share holders of the Company, until a dividend (if declared) is paid in full to holders of the Series A, Series B and Series C Preferred Shares on an if-converted basis.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary or the occurrence of a Deemed Liquidation Event defined as (a) there is a consolidation, amalgamation, merger, sale, transfer or disposition or other change of control transactions of the Company with another entity such that the existing shareholders cease to retain a majority of the voting power; (b) there is a sale, transfer or disposition of all or substantially all of the assets of the Company;  (c)  the exclusive licensing of all or substantially all of the assets of the Company (unless waived by the holders of at least a majority of the outstanding Preferred Shares, voting together as a single group on an if-converted basis), the holders of Series B and Series C Preferred Shares, are entitled to receive, on parity with each other, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of Series A Preferred Shares and ordinary shareholders of the Company, 100% of the respective original issue price plus any declared but unpaid dividends.  After such payment has been made to holders of the Series B and Series C Preferred Shares, the holders of Series A Preferred Shares, are entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the ordinary shareholders of the Company, 100% of the original issue price plus any declared but unpaid dividends.  After such payment has been made to holders of the Series A Preferred Shares, any remaining assets or proceeds of the Company will be distributed pro rata to holders of ordinary shares, Series A, Series B and Series C Preferred Shares on an if-converted basis.

Redemption

At any time after September 23, 2009, each Series A Preferred Share is redeemable at the option of each holder of the Series A Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

At any time after four years from the Series B Preferred Shares issuance date (April 20, 2007), each Series B or Series C Preferred Shares is redeemable at the option of each holder of the Series B or Series C Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

Conversion

Each class of Series A, B, C Convertible Preferred Share is convertible, at the option of the holder, at any time into an ordinary share as determined by the quotient of the original issuance price and the then-effective conversion price.  The initial conversion price and conversion ratio is the original issuance price of each class of Series A, B, C Preferred Shares and one-for-one, respectively.

The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company (net of any selling concessions, discounts or commissions) less than the original Series A, Series B or Series C Preferred Shares conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the Series A, Series B or Series C conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula.  The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

The Company’s Series B Preferred Share agreement contained a “2007 Performance Ratchet” whereby if the Company’s revenue for the financial year ending on December 31, 2007 is lower than RMB115,504,000, then the Series B Conversion Price would be immediately reduced to US$0.33461 (as adjusted for any subdivision, or combination or consolidated of the ordinary shares that may occur prior to the reduction of the Series B Conversion Price).

Similarly, the Company’s Series C Preferred Share agreement contained a “2009 Performance Ratchet” whereby if the earnings before income tax, depreciation and amortization (“EBITDA”) for the financial year ending December 31, 2009 is less than RMB113,500,000, then the Series C conversion price for Tranches I and II would be immediately reduced to an amount computed based on the product of (i) the PS-C Tranche I and II’s original issuance price and (ii) a fraction where the numerator is (a) the higher of a pre-money valuation of US$95,000,000 or the adjusted pre-money valuation computed using the quotient of the 2009 EBITDA and RMB113,500,000, multiplied by the old pre-money valuation of RMB112,210,000 and (b) the denominator is pre-money valuation of RMB112,210,000.

All Series A, Series B and Series C Preferred Shares will be automatically converted into ordinary shares of the Company at the then-effective conversion price upon to the closing of the Company’s qualified IPO.

Registration rights

The Series A, Series B and Series C Preferred Shares also contain registration rights which: (1) allow the holders to demand the Company to file a registration statement covering the offer and sale of Series A, Series B and Series C Preferred Shares after a qualified IPO; (2) require the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; (3) allow the preferred shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3.  The Company is required to use its best effort to effect the registration if requested by the Preferred Shares holders, but there is no requirement to pay cash damages in the event that Company fails to register its shares.

Drag-along sale

If at any time there is an offer to purchase all the equity in the Company, to merge or consolidate the Company with or into another corporation in which the Company is not the surviving entity; or a sale or transfer of all or substantially all the Company’s properties and assets, and in each case, the transaction is at arm’s length for an aggregate consideration of not less than US$300,000,000, then each preferred shareholder (except for one preferred shareholder as discussed below) shall sell, transfer, convey or assign the Series A, Series B and Series C Preferred Shares pursuant to, and so as to give effect to, such offer to purchase, merger or consolidation, sale or transfer.

Two preferred shareholders, Intel Capital (Cayman) Corporation and Intel Capital Corporation, have obtained a buy-out right (‘‘Buy-Out Right’’) pursuant to which the holders can elect to participate in a Drag-Along Sale as described above or if otherwise, the Company has the obligation to purchase all their holdings of 26,923,076 Series A and 2,800,367 Series C Preferred Shares, respectively, or ordinary shares resulting from the conversion of such Preferred Shares. The price payable for each Preferred Share purchased upon the exercise of the Buy-Out Right is the price per share payable to other holders of Series A, Series B and Series C Preferred Shares in the Drag-Along Sale.

Accounting for Series A, Series B and Series C Preferred Shares

The Series A, Series B and Series C Preferred Shares have been classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying value of the PS-A Tranche I was based on the total consideration less the estimated fair value of the detachable Series A Warrants and transaction costs that were directly attributable to the issuance.  The initial carrying value of the PS-A Tranche II was based on the total consideration less transaction costs.  The initial carrying value of the PS-A Tranche III was based on the total deemed proceeds less transaction costs that were directly attributable to the issuance.  Deemed proceeds consist of the exercise price and the fair value of the Series A Warrants immediately before exercise (Note 16(a)).

The initial carrying value of the PS-B Tranche I was the total consideration less the transaction costs directly attributable to the issuance. The initial carrying value of the PS-B Tranche II was recorded at the carrying value of the 2006 and 2007 Convertible Notes immediately prior to conversion (Note 15(a) and (b)). In addition, an amount of RMB 12,023,000, representing the fair value of the Series B Preferred Shares investors’ obligation to finance the Founders’ options, was recognized as part of the initial carrying value of the PS-B Tranche I and II with a debit to Additional Paid-in Capital (Note 18(c)).

The initial carrying value of the PS-C Tranche I and III was based on the total consideration received for both tranches, since each tranche was issued to the same investors in the same proportion, and then allocated based on relative fair values of each respective tranche (due to the 2009 Performance Ratchet contained in Tranche I but not Tranche III). The initial carrying value of the PS-C Tranche II was recorded at the carrying value of the 2008 Convertible Notes immediately prior to conversion (Note 15(c)).

The holders of Series A, Series B and Series C Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares.  The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of the Series A, Series B and Series C Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other significant embedded derivatives that are required to be bifurcated.

Beneficial conversion features exist when the conversion price of the redeemable convertible preferred shares is lower than the fair value of the ordinary share at the commitment date.  Since the redeemable convertible preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved.  The Company determined the estimated fair values of the ordinary share with the assistance from an independent appraisal firm.

On September 23, 2005, the commitment date, the effective conversion price used to measure the BCF for PS-A Tranche I and II was US$0.11 and US$0.13, respectively. No BCF was recognized as the estimated fair-value per ordinary share at the commitment date was US$0.08, which was less than the respective effective conversion prices. No BCF was recognized for PS-A Tranche III upon the exercise of the Series A Warrants (Note 16(a)).

On April 20, 2007, the commitment date, the effective conversion price used to measure the BCF for PS-B Tranche I and II was US$0.41. No BCF was recognized as the estimated fair value per ordinary share at the commitment date was US$0.30, which was less than the effective conversion price. No incremental BCF on PS-B Trance II was recognized as the effective conversion price based on the deemed proceeds of the conversion of 2006 and 2007 Convertible Notes was higher than the fair value of the ordinary shares (Note 15 (a) and (b)). No contingent BCF was recognized when the contingency of the 2007 Performance Ratchet was resolved.

On December 29, 2009, the commitment date, the effective conversion prices used to measure the BCF for PS-C Tranche I and III are determined on a relative fair value method ( due to the existence of the 2009 Performance Ratchet on tranche I but not tranche III) and were US$0.35 and US$0.31, respectively. No BCF was recognized as the fair value per ordinary share at the commitment date was US$0.30, which was less than the effective conversion prices. No incremental BCF on PS-C Trance II was recognized as the effective conversion price based on the deemed proceeds of the conversion of 2008 Convertible Notes was higher than the fair value of the ordinary shares (Note 15 (c)). On December 31, 2009, when the contingency of the 2009 Performance Ratchet was resolved, the adjusted effective conversion prices used to measure contingent BCF for PS-C Tranche I and II were US$0.29 and US$0.26, respectively. The Company subsequently recorded a contingent BCF of US$177,085 and US$651,136 for PS-C Tranche I and II, as the fair value per ordinary share on December 29, 2009, the commitment date, was US$0.30. The discount from recording such BCF was immediately accreted in full as to the earliest conversion date is also the issuance date, and was treated as a return to the Series C Preferred Shareholders.

As a result of the resolution of the Series C Preferred Share 2009 Performance Contingency Ratchet, the Series C Preferred Shares Tranche I and II’s conversion prices were adjusted in accordance with the terms of the Tranche I and II Preferred Shares. Accordingly, the conversion ratio for each Series C Preferred Share within Tranche I and II was adjusted from 1 to 1.182 and 1 to 1.172, respectively. Concurrently, the revised Series C Preferred Share conversion prices triggered an anti-dilution provision contained in the Series B Preferred Share agreement with an adjustment to Series B’s conversion price ratio from 1 to 1.027. No contingent BCF was required to be recognized as a result.

The initial carrying values of the Series A, Series B and Series C Preferred Shares were accreted to the redemption value from the respective issuance dates to the earliest redemption date using the effective interest method. As a result, deemed dividends of RMB30,772,000 and RMB31,935,000 were recorded for the years ended December 31, 2009 and 2010, respectively.

On July 7, 2009, the Company repurchased 1,000,000 of its Series B Preferred Shares at the equivalent of the par value of these Series B Preferred Shares from each Series B Preferred Shareholders on a pro rata basis with an aggregate purchase consideration of US$100. Accordingly, the difference between the purchase consideration and the carrying amount of the corresponding Series B Preferred Shares of US$491,705 was recognized as a credit in Additional Paid-in Capital.

All of the Company’s classes of issued and outstanding Series A, Series B and Series C Preferred Shares were automatically converted into 205,565,425 ordinary shares of the Company concurrent with the Company’s IPO on October 1, 2010.

The movements in the carrying value of the Company’s Series A Preferred Shares are summarized as follows:

	PS-A Tranche I	PS-A Tranche II	PS-A Tranche III	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	60,190	27,384	23,104	110,678
Foreign currency translation adjustments	(1,214)	(552)	(466)	(2,232)
Automatic conversion to ordinary shares upon the Company’s IPO	(58,976)	(26,832)	(22,638)	(108,446)
Balance as of December 31, 2010	—	—	—	—

The movements in the carrying value of the Company’s Series B Preferred Shares are summarized as follows:

	PS-B Tranche I	PS-B Tranche II	Total
	RMB’000	RMB’000	RMB’000

Balance as of January 1, 2010	250,718	27,004	277,722
Accretion	19,032	2,023	21,055
Foreign currency translation adjustments	(5,362)	(570)	(5,932)
Automatic conversion to ordinary shares upon the Company’s IPO	(264,388)	(28,457)	(292,845)
Balance as of December 31, 2010	—	—	—

The movements in the carrying value of the Company’s Series C Preferred Shares are summarized as follows:

	PS-C Tranche I	PS-C Tranche II	PS-C Tranche III	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	54,626	24,616	20,484	99,726
Accretion	14,243	6,419	5,341	26,003
Foreign currency translation adjustments	(1,326)	(598)	(497)	(2,421)
Automatic conversion to ordinary shares upon the Company’s IPO	(67,543)	(30,437)	(25,328)	(123,308)
Balance as of December 31, 2010	—	—	—	—

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.          SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, the Company adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Company, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Company on October 16, 2008. On May 28, 2009, the Company adopted a new stock option plan (the “2008 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Company,  subject to different vesting requirements. On May 20, 2010, the Company adopted a new stock option plan (the “2010 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Company,  subject to different vesting requirements. On June 20, 2011, the Company adopted a new stock option plan (the “2011 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Company,  subject to different vesting requirements.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The officers of the Company have been authorized and directed by the Plan Administrator to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

The 2007 and 2008 Option Plans each contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of nine to fourteen years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date.

On February 26, 2011 and August 9, 2011, the Company’s Board of Directors authorized the accelerated vesting of 800,000 share options that were issued under the 2008 Plan to two employees upon their resignation from the Company.  Net incremental stock based compensation of RMB1,776,000 (US$ 282,000) was recognized upon the date of modification..

During the years ended December 31, 2009, 2010 and 2011, the Company granted 5,008,060, 3,662,350 and 25,954,666 options, respectively, to a combination of employees, consultants and directors of the Company at exercise prices ranging from RMB1.64 to RMB2.58 (US$0.26 to US$0.41). As of December 31, 2011, options to purchase 43,313,702 of ordinary shares were outstanding and options to purchase 5,054,074 ordinary shares were available for future grant under the Option Plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with assistance from GCA (before 2010) and Avista (from 2010 onwards). The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

(a)         Options Granted to Employees

The following table summarized the Company’s employee share option activity under the Option Plans:

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2010	17,000,910	0.15	7.88	2,564

Granted	3,662,350	0.26
Exercised	—	—
Forfeited	—	—

Outstanding, December 31, 2010	20,663,260	0.17	7.30	23,297

Vested and expected to vest at December 31, 2010	20,313,260	0.17	7.30	22,933

Exercisable at December 31, 2010	11,980,150	0.13	7.00	11,980

Granted	24,854,666	0.41
Exercised	(5,232,224)	0.12
Forfeited	—	—

Outstanding, December 31, 2011	40,285,702	0.33	8.58	1,035

Vested and expected to vest at December 31, 2011	40,285,702	0.33	8.58	1,035

Exercisable at December 31, 2011	13,229,533	0.21	6.86	1,033

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2011, the Company has options outstanding to purchase an aggregate of 5,434,880 shares with an exercise price below the estimated fair value of the Company’s shares as at December 31, 2011, resulting in an aggregate intrinsic value of RMB1,035,000 (US$164,000) as at December 31, 2011.

Prior to the Company’s IPO, the Company has accounted for its options granted to employees as liability awards as the options are indexed to a foreign currency in addition to the Company’s share price as the exercise price is denominated in US$ while the functional currency of the Company is RMB. The share-based compensation liability is initially recognized at estimated fair-value on the date of grant and is subsequently remeasured at the end of each reporting period with an adjustment for the estimated fair-value recorded to the current period expense in order to properly reflect the cumulative expense based on the current estimated fair value of the vested options over the vesting period. The Company has recognized share-based compensation expenses using the accelerated method for liability classified share options granted with service conditions that have a graded vesting schedule.

Subsequent to the Company’s IPO, the Company accounts for its options granted to employees as equity awards, as the Company’s shares are now publicly traded in U.S. and therefore the options are no longer considered dual-indexed. The fair value of the options granted to employees was remeasured on the date of the Company’s IPO, with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested options to be recognized over the remaining requisite service period as compensation expenses using the accelerated method. RMB63,170,000 and RMB24,257,000 (US$3,854,000) were recorded as share-based compensation expenses in captions consistent with the payroll cost classification of the grantees, during the years ended December 31, 2010 and 2011, respectively. As of December 31, 2011, there was RMB29,946,000 (US$4,758,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the accelerated method over the remaining vesting periods of different tranches, ranging from 0.25 years to 4.25 years.

The Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the following assumptions:

	October 16, 2008	June 18, 2009	July 8, 2010	June 20, 2011

Suboptimal exercise factor	2	2	2	2.2
Risk-free interest rates	4.74%	4.17%	3%	2.21%
Expected volatility	78%	81.1%	70.4%	71.2%
Expected dividend yield	0%	0%	0%	0%
Weighted average fair value of share option	0.117	0.140	0.302	0.236

The Company calculated the estimated fair value of the options at December 31, 2009 and the date of the Company’s IPO on October 1, 2010 using the binomial option pricing model with the following assumptions:

	December 31, 2009	October 1, 2010

Suboptimal exercise factor	2	2
Risk-free interest rates	3.57%	2.61%
Expected volatility	67.8%	65.6%
Expected dividend yield	0%	0%

(b)         Share options issued to non-employees

The Company granted 1,928,000 options to non-employees on October 16, 2008, which were immediately vested upon grant, with the exercise price of each option at US$0.01. The Company granted 1,100,000 options to non-employees on June 20, 2011, which were immediately vested upon grant, with the exercise price of each option at US$0.41. The weighted average exercise price of each option was US$0.16. As of December 31, 2011, there were 3,028,000 options outstanding and exercisable.

The Company records share-based compensation expenses on the grant date equal to the estimated fair-value of the share options at the measurement date. The estimated fair-value of the options granted to non-employees in 2011 at grant date was determined to be RMB1,615,000 (US$257,000) which was recorded in sales and marketing expenses and general and administrative expenses.

The Company calculated the estimated fair value of the options on the grant date using the binomial option pricing model with the following assumptions:

	October 16, 2008	June 20, 2011

Risk-free interest rates	2	2.2

Expected volatility	78%	71%
Expected dividend yield	0%	0%
Fair value of share option	US$0.16	US$0.19

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the fair value of the Company’s ordinary shares. As of December 31, 2011, the Company has options outstanding to purchase an aggregate of 1,910,000 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB2,893,000 (US$460,000).

(c)   Founders’ Options

On April 20, 2007, in connection to the Series B Preferred Shares financing (Note 17), the holders of Series B Preferred Shares, on a pro rata basis, granted the Founders options to acquire up to an aggregate of 3,400,000 ordinary shares (‘‘Founders’ Options’’) from holders of Series B Preferred shares which had a vesting commencement date that was contingent on the Company meeting a performance condition of 2007 revenues (‘‘Revenue Milestone’’). The exercise price of each option is US$0.0001. No options will be vested if the 2007 revenues is less than the Revenue Milestone. 25% of the Founders’ Options will vest 12, 24, 36, and 48 months from the date of the above performance condition has been met, subject to the Founders’ continuous service to the Company.

Upon the exercise of the Founders’ Options, the holders of Series B Preferred Shares shall convert such number of Series B Preferred Shares into such number of ordinary shares and transfer such ordinary shares to the Founders in exchange for the exercise price.

On July 7, 2009, a supplementary agreement was entered into between the holders of the Series B Preferred Shares and the Founders to confirm that the Revenue Milestone was achieved and that the vesting commencement date was April 1, 2008. In addition, it was also agreed between the holders of Series B Preferred Shares and the Founders that the Founders’ Options was reduced from 3,400,000 to 2,400,000 (Note 17).

On March 31, 2011, the Company and holders of the original Series B Preferred shares agreed that the Founders’ options should become fully vested on March 31, 2012, thereby accelerating the original March 31, 2011 vesting by 12 months. No incremental compensation expenses were recognized as a result.

The Founders’ Options have been awarded by the holders of the original Series B Preferred Shares for the Founders’ continuing services to the Company. Accordingly, such Founders’ Options are recorded as share-based compensation expenses in the Company with an offsetting credit to Additional Paid-in Capital, reflecting a pushdown of such expenses as incurred by the original holders of Series B Preferred Shares. As the Founders’ Options are indexed to a foreign currency in addition to the Company’s share price, the Founders’ Options is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. During the year ended December 31, 2007, the Company has assessed that it is probable that the Revenue Milestone would be met, accordingly the Company commenced recognition of the related compensation expenses using the accelerated method. Subsequent to the Company’s IPO, the Company’s shares are now publicly traded in U.S. upon the IPO and therefore the Founders’ options are no longer considered dual-indexed. The fair value of the Founders’ options was remeasured on the date of the Company’s IPO with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested Founders’ options to be recognized over the remaining requisite service period as compensation expenses using the accelerated method. RMB1,958,000 (net of the reversal of the 1,000,000 Founders’ options cancelled), RMB 8,992,000 and RMB1,084,000 (US$172,000) were recorded as compensation expense, with a corresponding credit to Additional Paid-in Capital during the years ended December 31, 2009, 2010 and 2011, respectively.

The Company calculated the estimated fair value of the options on the grant date and cancellation date (for the above-mentioned 1,000,000 Founders’ Options) using the binomial option pricing model with the following assumptions:

	April 20, 2007	July 7, 2009

Suboptimal exercise factor	2	2
Risk-free interest rates	4.78%	3.77%
Expected volatility	76.7%	80.8%
Expected dividend yield	0%	0%

The Company calculated the estimated fair value of the options at December 31, 2009 and the date of the Company’s IPO on October 1, 2010 using the binomial option pricing model with the following assumptions:

	December 31, 2009	October 1, 2010

Suboptimal exercise factor	2	2
Risk-free interest rates	3.81%	2.52%
Expected volatility	72.9%	62.2%
Expected dividend yield	0%	0%

A total compensation expense relating to options granted to employees, non-employees and Founders’ options recognized for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	2,489	11,353	4,047	643
Sales and marketing expenses	5,352	27,122	9,669	1,536
General and administration expenses	4,185	21,703	8,968	1,425
Research and development expenses	2,365	11,984	4,272	679
	14,391	72,162	26,956	4,283

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
STATUTORY RESERVES

19.          STATUTORY RESERVES

Under PRC law, ChinaCache Beijing, Beijing Blue IT, Beijing Jingtian and Xin Run are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund.  The entities are required to allocate at least 10% of their after tax profits on individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital.  Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of December 31, 2010 and 2011, the Company had appropriated RMB1,326,000 and RMB1,326,000 (US$211,000), respectively in its statutory reserves.

MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

20.          MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB8,026,000, RMB8,295,000 and RMB12,939,000 (US$2,056,000), for the years ended December 31, 2009, 2010 and 2011, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

21.          INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America. For the years ended December 31, 2009, 2010, and 2011, due to losses generated in the period, ChinaCache North America, Inc. has incurred only minimal tax expense.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2009, 2010 and 2011, ChinaCache Networks (Hong Kong) Limited had no provision for income taxes, as it had no assessable profits during these years.

The PRC

ChinaCache Beijing, Beijing Blue IT, Beijing Jingtian, Shanghai JNet and Xin Run are registered in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

Prior to January 1, 2008, both ChinaCache Beijing and Beijing Blue IT, located in the Beijing Zhongguancun Science Park, were certified as High and New Technology Enterprises (“HNTE”), eligible for a tax holiday and 15% preferential tax rate.  The tax holiday provided each entity a 100% exemption from EIT beginning from its first year of cumulative profit, and a 50% exemption of EIT for the next three years.  The entities were entitled to these tax benefits so long as they continued to qualify as HNTE.  As such, Beijing Blue IT was entitled to a 15% tax rate and ChinaCache Beijing was first exempt from income taxes during the year ended December 31, 2007.

On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008.  The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and foreign invested enterprises (“FIEs”) and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.  In accordance with the implementation rules of the New EIT Law, entities that previously qualified for HNTE do not automatically qualify for similar preferential tax treatments under the New EIT Law.

On December 18, 2008, Beijing Blue IT received official approval for its HNTE status under the New EIT Law.  The HNTE status is valid for three years from 2008 to 2010 and thereafter for an additional three years through an administrative renewal process. Beijing Blue IT did not obtain the renewal of the HNTE certificate in 2011. Thus, Beijing Blue IT was subject to EIT at a rate of 15% and 25% for the years ended December 31, 2010 and 2011, respectively.

On December 24, 2010, ChinaCache Beijing received official approval for its HNTE status under the New EIT Law.  The HNTE status is valid for three years from 2010 to 2012 and thereafter for an additional three years through an administrative renewal process. ChinaCache Beijing was subject to EIT at a rate of 25% and 15% for the years ended December 31, 2010 and 2011, respectively.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2010 and 2011.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no applicable detailed interpretation or guidance has been issued to define “place of effective management” for non Chinese-Source-Fund controlled enterprises. Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Company has analyzed the applicability of this law and considered that the Company and non-PRC subsidiaries do not have a place of effective management in the PRC.  However, the Company will continue to monitor the related development and application.

Loss from continuing operations before income tax expense consists of:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(24,238)	(118,764)	(23,512)	(3,736)
PRC	(3,847)	51,521	23,143	3,677

	(28,085)	(67,243)	(369)	(59)

The income tax expense (benefit) comprises:

	For the Years Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Current	415	12,466	13,188	2,096
Deferred	1,403	(23,370)	(2,043)	(325)

	1,818	(10,904)	11,145	1,771

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax expense for the years ended December 31, 2009, 2010 and 2011, is as follows:

	For the Years Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(28,085)	(67,243)	(369)	(59)

Income tax computed at PRC statutory tax rate of 25%	(7,021)	(16,811)	(93)	(15)
Preferential tax rates	(187)	(5,049)	(948)	(151)
International rate differences	8,159	30,007	13,514	2,147
Research and development expenses	(1,264)	(787)	(2,660)	(423)
Non-deductible expenses	3,714	2,903	5,117	814
Effect of changes in tax rates on deferred taxes	—	(38)	(1,586)	(252)

Deferred tax on outside basis differences	1,403	(16,684)	—	—

Changes in unrecognized tax benefits	411	(295)	(480)	(76)
Changes in the valuation allowance	(3,397)	(4,776)	(1,719)	(273)
Deferred tax true up	—	626	—	—

Income tax expense (benefit)	1,818	(10,904)	11,145	1,771

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	586	567	431	68
- Accruals	1,878	3,752	5,414	861
Valuation allowance	(2,464)	—	—	—

Net current deferred tax assets	—	4,319	5,845	929

Non-current:
- Tax losses	4,532	3,960	2,241	356
- Property and equipment	1,740	2,368	2,750	437
Valuation allowance	(6,272)	(3,960)	(2,241)	(356)

Net non-current deferred tax assets	—	2,368	2,750	437

Total Deferred tax assets	—	6,687	8,595	1,366

Deferred tax liabilities:
Current:
- Intangible assets	694	134	—	—

Current deferred tax liabilities	694	134	—	—

Non-current:
- Intangible assets	139	5	—	—
-Outside basis of domestic VIEs	16,683	—	—	—

Non-current deferred tax liabilities	16,822	5	—	—

Total deferred tax liabilities	17,516	139	—	—

As of December 31, 2010 and 2011, the Company has net tax operating losses from its PRC subsidiaries, as per filed tax returns, of RMB68,676,000 and RMB66,600,000 (US$10,582,000), respectively, which start to expire in 2012. As of December 31, 2010 and 2011, the Company has net tax operating losses from its non-PRC subsidiaries, as per filed tax returns, of RMB10,106,000 and RMB5,262,000 (US$836,000), respectively, which start to expire in 2029.

The benefit of the tax holiday per basic and diluted loss per share is not disclosed, as none of the entities within the Company enjoyed any benefits from tax holiday during the years ended December 31, 2009, 2010 and 2011, because of their accumulated loss position during the tax holiday.

As of December 31, 2011, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Positions

As of December 31, 2011, the Company recorded liabilities of RMB23,850,000 (US$3,789,000) for unrecognized tax positions related to under-reported income, unqualified deemed profit filing method, and transfer pricing for certain subsidiaries and VIEs. It is possible that the amount of unrecognized tax positions will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time. Unrecognized tax benefits of RMB23,850,000 (US$3,789,000) as at December 31, 2011, if recognized, will impact the effective tax rate.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance—beginning	42,847	42,265	6,715
Derecognized as a result of the deconsolidation of Shanghai JNet (Note 4(b))	—	(19,738)	(3,136)
Increase based on tax positions related to the current year	289	1,323	210
Decrease due to settlements with tax authorities	(338)	—	—
Reductions as a result of a lapse in statute of limitations	(533)	—	—

Balance—ending	42,265	23,850	3,789

In each of the years ended December 31, 2009 and 2010, the Company reversed interest expense of RMB5,000 and RMB44,000, respectively, and recorded interest expense of RMB715,000 (US$114,000) for the year ended December 31, 2011. The Company reversed penalties of RMB116,000 for the year ended December 31, 2009, and recorded penalty of RMB1,720,000 and RMB1,076,000 (US$171,000) for the years ended December 31, 2010 and 2011, respectively.

As of December 31, 2011, the tax years ended December 31, 2008 through 2011 remain open for statutory examination by the tax authorities.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

22.          RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions during the periods presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited(“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Sundream Holdings Ltd. (i)	A shareholder of the Company
SmartAsia Holdings Ltd. (i)	A shareholder of the Company
JAFCO Asia Technology Fund II (ii)	A shareholder of the Company
Investor Investments Asia Limited (ii)	A shareholder of the Company
Investor Goup Asia LP (ii)	A shareholder of the Company
Qiming Venture Partners,L.P. (ii) (iii)	A shareholder of the Company
Qiming Managing Directors Fund,L.P. (ii) (iii)	A shareholder of the Company
Ignition Venture Partners III,L.P. (ii) (iii)	A shareholder of the Company
Ignition Managing Directors Fund III,LLC (ii) (iii)	A shareholder of the Company
SIG China Investments One,Ltd (ii) (iii)	A shareholder of the Company
Intel Capital (Cayman) Corporation (ii)	A shareholder of the Company
Intel Capital Corporation (ii) (iii)	A shareholder of the Company

Mr. Mei Yongkai	The shareholder of Sundream Holdings Ltd.
Ms. Mei Xiurong	The shareholder of SmartAsia Holdings Ltd.

( i ) Collectively referred as ‘‘Former JNet Group Shareholders’’

( ii) Collectively referred as preferred shareholders

(iii) Collectively referred as ‘‘Series C Preferred Shareholders’’

The Company had the following related party balances as of December 31, 2010 and 2011:

	Mr. Wang Song	Ms. Kou Xiaohong	Blue IT	HCI	Former JNet Group Shareholders	Series C Preferred shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2010	355	(5)	(182)	(20,486)	(59,018)	34,586	62,783	2,807	20,840

Expenses paid on behalf of related parties	—	—	182	—	—	—	—	—	182
Expenses paid by related parties on behalf of the Company	(355)	(13)	—	—	—	—	—	—	(368)
Cash paid for repurchase of ordinary shares	—	—	—	20,486	—	—	—	—	20,486
Cash received from issuance of Series C Preferred Shares	—	—	—	—	—	(34,586)	—	—	(34,586)
Post-acquisition settlement consideration (Note 4(a))	—	—	—	—	(16,569)	—	(6,588)	—	(23,157)
Exchange gain	—	—	—	—	2,734	—	—	—	2,734
Balance as of December 31, 2010	—	(18)	—	—	(72,853)	—	56,195	2,807	(13,869)

The Company had the following related party balances as of December 31, 2010 and 2011:

	Ms. Kou Xiaohong	Former JNet Group Shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2011	(18)	(72,853)	56,195	2,807	(13,869)

Cash received from Mr. Mei Yongkai	—	—	(10,348)	—	(10,348)
Cash paid to former JNet Group shareholders for the original consideration for the acquisition of JNet Group	—	9,800	—	—	9,800
Cash paid to former JNet Group shareholders for the Post-acquisition settlement consideration	—	4,834	—	—	4,834
Change of fair value of Post-acquisition settlement consideration (Note 27)	—	(7,158)	—	—	(7,158)
Exchange gain	—	3,208	—	—	3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet (Note 4(b))	—	62,169	(45,847)	(2,807)	13,515
Balance as of December 31, 2011	(18)	—	—	—	(18)
Balance as of December 31, 2011 (US$’000)	(3)	—	—	—	(3)

The amounts due from Mr. Mei Yongkai and Ms. Mei Xiurong and amount due to Former JNet Group shareholders were waived concurrent to the deconsolidation of Shanghai JNet Note (4(b)).

REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
REPURCHASE OF ORDINARY SHARES
REPURCHASE OF ORDINARY SHARES

23.          REPURCHASE OF ORDINARY SHARES

On December 29, 2009, the Company repurchased 12,436,707 ordinary shares from one of its shareholders, HCI, at a purchase consideration of US$0.2412 per share for total purchase consideration of RMB20,486,000. The shares were cancelled immediately after the repurchase. The excess of purchase consideration over the par value of these ordinary shares of RMB20,477,000 recognized as an increase to accumulated deficit.

As of December 31, 2011, the Company had repurchased 1,641,361 ADSs amounting to RMB 63,631,000 (US$10,000,000) under the Share Repurchase Plan.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

24.          RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. ChinaCache Beijing was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries and consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividend payments, loans or advances.

Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC Subsidiaries and the equity of the VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB149,998,000 (US$23,832,000) as of December 31, 2011.

DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATION
DISCONTINUED OPERATION

25.          DISCONTINUED OPERATION

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders led to the deconsolidation and an “effective” disposal of Shanghai JNet back to the sellers in exchange for nil consideration (Note 4(b)). Accordingly, pursuant to ASC 205-20 “Discontinued Operations,” the financial results of Shanghai JNet have been accounted for as a discontinued operation whereby the results of operations of Shanghai JNet have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented.

The breakdown of assets and liabilities attributed to discontinued operations as of December 31, 2010 and December 26, 2011 (the date of sale), are as follows:

	December 31, 2010	December 26, 2011
	RMB’ 000	RMB’ 000

Current assets	85,899	63,182
Property and equipment, net	11	5
Intangible assets	555	19
Goodwill	16,989	16,989
Total assets	103,454	80,195

Current liabilities	(46,967)	(48,737)
Deferred tax liabilities	(139)	(5)
Total liabilities derecognized	(47,106)	(48,742)
Total net assets(Note 4(b))	56,348	31,453

LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE

26.          LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Year Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(29,903)	(56,339)	(11,514)	(1,830)
(Loss) income from discontinued operations	(9,264)	592	31,977	5,081

Accretion of redeemable convertible preferred shares:
- Series A	(8,046)	—	—	—
- Series B	(22,726)	(21,055)	—	—
- Series C	(5,655)	(26,003)	—	—

Effect of foreign exchange rate movement on redeemable convertible preferred shares
- Series A	100	2,232	—	—
- Series B	250	5,932	—	—
- Series C	—	2,421	—	—

Net loss attributable to ordinary shareholders:	(75,244)	(92,220)	20,463	3,251

Denominator:
Number of shares outstanding, opening	96,912,599	84,475,892	385,843,484	385,843,484
Weighted average number of shares issued	—	75,135,482	3,063,940	3,063,940
Weighted average number of shares repurchased	(68,146)	—	(6,922,907)	(6,922,907)
Weighted-average number of shares outstanding — Basic	96,844,453	159,611,374	381,984,517	381,984,517
Weighted-average number of shares outstanding — diluted	96,844,453	159,611,374	381,984,517	381,984,517

Loss per share-basic
- Net loss from continuing operations	RMB (0.68)	RMB (0.58)	RMB (0.03)	US$	(0.00)
- (Loss) income from discontinued operations:	RMB(0.10)	—	RMB 0.08	US$	0.01
	RMB (0.78)	RMB (0.58)	RMB 0.05	US$	0.01
Loss per share-Diluted
- Net loss from continuing operations	RMB (0.68)	RMB (0.58)	RMB (0.03)	US$	(0.00)
- (Loss) Income from discontinued operations:	RMB (0.10)	—	RMB 0.08	US$	0.01
	RMB (0.78)	RMB (0.58)	RMB 0.05	US$	0.01

The effects of Series A, Series B and Series C Preferred Shares and 2008 Convertible Notes have been excluded from the computation of diluted loss per share for the years ended December 31, 2009 and 2010 as their effects would be anti-dilutive.  Similarly, the effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2009, 2010 and 2011 as their effects would be anti-dilutive.

During 2011, the Company issued 20,000,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

27.          FAIR VALUE MEASUREMENT

The Company applies ASC topic 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures the fair value of the Fund using quoted trading prices that are published on a regular basis. The available-for-sale investment of the Fund is classified within Level 1. The Company measures the fair value of its investment in the Series A Preferred Shares in an unlisted PRC company share with reference to the fair value of the latest transaction which occurred close to year end.. This available-for-sale investment is classified within Level 3. The Company measures the share-based compensation liability (Note 18) and the post-acquisition settlement consideration contingency (Note 4(a)) at fair value. The share-based compensation liability is classified within Level 3 because it is valued using the binomial option pricing model that utilizes unobservable inputs, such as the stock price, expected stock price volatility, the expected price multiple at which employees are likely to exercise share options and the expected employee forfeiture rate.  The post-acquisition settlement consideration contingency is classified within Level 3. This estimated liability was derived through application of the income approach which included the estimation of Shanghai JNet’s following three years of pre-tax income, based on actual historical operating results coupled with management’s best estimate of future performance and certain market assumptions. The Company applied a discount rate of approximately 17% as at December 31, 2010 which was determined through the assessment of the Company-specific and industry-specific risks.

Liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at December 31, 2010	Fair value at December 31, 2011	Fair value at December 31, 2011
	RMB’000	RMB’000	US$’000

Post-acquisition settlement consideration contingency	16,569	—	—

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Share-based compensation liability
RMB’000
Fair value at January 1, 2010	17,515
Issuances
- Vested (Note 18)	2,446
- Unvested (Note 18)	—
Changes in fair value	56,705
Transfers in and/or out of Level 3	(76,666)
Fair value at December 31, 2010	—

Post-acquisition settlement consideration contingency
RMB’000

Fair value at January 1, 2010	—

Changes in fair value	16,569
Transfers in and/or out of Level 3	—
Fair value at December 31, 2010	16,569

Changes in fair value	7,158
Paid during 2011	(4,834)
Waiver of loans receivables from the sellers (Note 4(b))	(18,893)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	—
Fair value at December 31, 2011 (US$’000)	—

investment in the Series A Preferred Shares of an unlisted PRC company
RMB’000

Fair value at January 1, 2011	—

Investment during 2011	1,259
Changes in fair value	457
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	1,716
Fair value at December 31, 2011 (US$’000)	273

Changes in fair value of the share-based compensation liability were recorded as compensation expense in captions consistent with the payroll cost classification in the accompanying consolidated statements of operations. The Company’s valuation techniques used to measure the fair values of the share-based compensation liability were derived from management’s assumptions or estimations and are discussed in Note 18 — Share-based compensation. Changes in the fair value of the post-acquisition settlement consideration contingency will be recorded in the consolidated statements of operations. The Company’s valuation techniques used to measure the fair value of the post-acquisition settlement consideration contingency were derived from management’s assumptions of estimations as discussed above. Changes in the fair value of the available-for-sale investment in Series A Preferred Shares of Video TX will be recorded in other comprehensive income.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.          COMMITMENTS AND CONTINGENCIES

(a)  Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates.  Total rental expense under all operating leases was RMB3,116,000, RMB3,917,000 and RMB5,626,000 (US$894,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2011
	RMB’000	US$’000

2012	3,263	518
2013	1,753	279
2014	1,014	161

	6,030	958

(b)  Purchase Commitments

As of December 31, 2011, the Company had outstanding purchase commitments in relation to bandwidth of RMB 96,492,000 (US$15,331,000).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.         SUBSEQUENT EVENTS

(a) Accelerated vesting of share options

On January 1, 2012, the Company made a modification to certain options granted under 2011 Option Plan to modify the exercise price of each option from US$0.41 to US$0.24. As a result of this modification, the Company will recognize incremental compensation expenses over the remaining vesting period.